UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-02071

Exact name of registrant as specified in charter: Delaware Group® Income Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2009

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	3

Statements of net assets	7

Statements of assets and liabilities	35

Statements of operations	36

Statements of changes in net assets	38

Financial highlights	42

Notes to financial statements	62

About the organization	78

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2008 to January 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 to January 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/08	1/31/09	Expense Ratio	8/1/08 to 1/31/09*
Actual Fund return
Class A	$1,000.00	$947.10	0.90%	$4.42
Class B	1,000.00	943.40	1.65%	8.08
Class C	1,000.00	943.50	1.65%	8.08
Class R	1,000.00	945.90	1.15%	5.64
Institutional Class	1,000.00	948.20	0.65%	3.19
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/08	1/31/09	Expense Ratio	8/1/08 to 1/31/09*
Actual Fund return
Class A	$1,000.00	$972.80	0.90%	$4.48
Class B	1,000.00	969.00	1.65%	8.19
Class C	1,000.00	969.20	1.65%	8.19
Class R	1,000.00	971.50	1.15%	5.71
Institutional Class	1,000.00	974.00	0.65%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Corporate Bond Fund	As of January 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Collateralized Mortgage Obligation	0.11%
Collateralized Debt Obligation	0.00%
Commercial Mortgage-Backed Securities	1.88%
Convertible Bonds	0.52%
Corporate Bonds	87.75%
Banking	7.59%
Basic Industry	3.03%
Brokerage	5.05%
Capital Goods	4.03%
Communications	19.48%
Consumer Cyclical	7.05%
Consumer Non-Cyclical	15.84%
Electric	4.65%
Energy	6.55%
Finance Companies	3.80%
Insurance	6.78%
Natural Gas	2.19%
Real Estate	0.49%
Technology	1.07%
Transportation	0.15%
Municipal Bonds	0.53%
Non-Agency Asset-Backed Securities	1.77%
Non-Agency Collateralized Mortgage Obligations	0.63%
Senior Secured Loans	1.12%
Supranational Bank	0.14%
U.S. Treasury Obligation	1.17%
Common Stock	0.00%
Preferred Stock	1.64%
Warrant	0.00%
Securities Lending Collateral	3.37%

Sector allocation and credit quality breakdown

	Percentage of net assets
Total Value of Securities	100.63%
Obligation to Return Securities Lending Collateral	(3.50%	)
Receivables and Other Assets Net of Liabilities	2.87%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	11.46%
AA	4.19%
A	43.37%
BBB	35.06%
BB	3.94%
B	1.25%
CCC	0.64%
C	0.09%
Total	100.00%

Delaware Extended Duration Bond Fund	As of January 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Collateralized Mortgage Obligation	1.49%
Commercial Mortgage-Backed Securities	1.55%
Convertible Bonds	0.45%
Corporate Bonds	89.09%
Banking	6.49%
Basic Industry	3.34%
Brokerage	5.50%
Capital Goods	3.78%
Communications	19.53%
Consumer Cyclical	8.41%
Consumer Non-Cyclical	13.87%
Electric	5.65%
Energy	8.00%
Finance Companies	2.81%
Insurance	7.24%
Natural Gas	2.59%
Real Estate	0.37%
Technology	1.35%
Transportation	0.16%
Municipal Bonds	0.56%
Non-Agency Asset-Backed Securities	1.61%
Senior Secured Loans	1.12%
Supranational Bank	0.14%
U.S. Treasury Obligation	0.96%
Preferred Stock	1.67%
Warrant	0.00%
Securities Lending Collateral	2.59%
Total Value of Securities	101.23%
Obligation to Return Securities Lending Collateral	(2.70%	)
Receivables and Other Assets Net of Liabilities	1.47%
Total Net Assets	100.00%

Sector allocation and credit quality breakdown

Credit quality breakdown (as a % of fixed income investments)
AAA	10.98%
AA	2.81%
A	41.51%
BBB	38.69%
BB	3.60%
B	1.50%
CCC	0.51%
C	0.07%
Not Rated	0.33%
Total	100.00%

Statements of net assets
Delaware Corporate Bond Fund	January 31, 2009 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligation – 0.11%
¥	GNMA Series 2003-5 B 4.486% 10/16/25	USD	540,000	$ 551,474
Total Agency Collateralized Mortgage Obligation
	(cost $540,000)			551,474

Collateralized Debt Obligation – 0.00%
@=#	Travelers Funding CBO
	Series 1A A2 144A 6.35% 2/18/14		10,939	10,939
Total Collateralized Debt Obligation
	(cost $11,165)			10,939

Commercial Mortgage-Backed Securities – 1.88%
#	American Tower Trust
	Series 2007-1A AFX 144A 5.42% 4/15/37		1,500,000	1,215,000
•	Bank of America Commercial Mortgage
	Series 2004-3 A5 5.319% 6/10/39		1,490,000	1,354,634
	Series 2005-6 AM 5.180% 9/10/47		675,000	399,251
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		2,395,000	2,287,342
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C2 A2 5.05% 12/12/34		800,000	744,334
	Series 2006-LDP9 A2 5.134% 5/15/47		2,400,000	1,670,275
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	153,188
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34		325,000	76,749
•#	Morgan Stanley Capital I
	Series 1999-FNV1 G 144A 6.12% 3/15/31		510,000	493,870
@#	Tower 144A
	Series 2006-1 B 5.588% 2/15/36		510,000	448,800
	Series 2006-1 C 5.707% 2/15/36		785,000	667,250
Total Commercial Mortgage-Backed Securities
	(cost $12,313,072)			9,510,693

Convertible Bonds – 0.52%
	National City 4.00% exercise price $482.50,
	expiration date 2/1/11		1,605,000	1,482,619

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
^	Omnicom Group 0.162% exercise price $55.01,
	expiration date 2/7/31	USD	1,120,000	$1,124,200
Total Convertible Bonds (cost $2,558,226)				2,606,819

Corporate Bonds – 87.75%
Banking – 7.59%
	Bank of America 5.30% 3/15/17		2,900,000	2,549,784
	Bank of New York Mellon 5.45% 4/1/16		2,015,000	1,929,534
	BB&T 5.25% 11/1/19		1,200,000	1,062,637
	BB&T Capital Trust I 5.85% 8/18/35		4,981,000	2,891,819
@#	CoBank ACB 144A 7.875% 4/16/18		2,060,000	1,990,205
#	GMAC 144A 6.00% 12/15/11		1,000,000	740,240
	JPMorgan Chase 6.00% 1/15/18		435,000	437,523
@	JPMorgan Chase Capital XXV 6.80% 10/1/37		6,270,000	4,963,163
	PNC Bank 6.875% 4/1/18		5,750,000	5,791,297
•@	Popular North America 4.608% 4/6/09		845,000	836,465
@	Popular North America Capital Trust I 6.564% 9/15/34		3,550,000	1,891,454
	Silicon Valley Bank
	5.70% 6/1/12		2,320,000	2,249,029
	6.05% 6/1/17		1,870,000	1,475,430
	U.S. Bank North America 4.80% 4/15/15		2,400,000	2,306,172
•	USB Capital IX 6.189% 4/15/49		2,120,000	890,756
•	Wells Fargo Capital XIII 7.70% 12/29/49		8,790,000	6,307,396
				38,312,904
Basic Industry – 3.03%
	ArcelorMittal 6.125% 6/1/18		8,485,000	6,649,695
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15		340,000	289,756
	8.375% 4/1/17		280,000	232,721
	Lubrizol 8.875% 2/1/19		2,770,000	2,841,668
@#	Norske Skogindustrier 144A 7.125% 10/15/33		2,265,000	1,087,200
	Reliance Steel & Aluminum 6.85% 11/15/36		1,500,000	903,864
@#	Sappi Papier Holding 144A 6.75% 6/15/12		2,720,000	1,733,113
@#	Severstal 144A 9.75% 7/29/13		1,400,000	847,000
#	Steel Dynamics 144A 7.75% 4/15/16		925,000	744,625
				15,329,642
Brokerage – 5.05%
@	AMVESCAP 4.50% 12/15/09		1,435,000	1,357,104
	Citigroup 6.125% 5/15/18		7,125,000	6,475,713

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Goldman Sachs Group
5.95% 1/18/18	USD	1,990,000	$1,796,912
@6.75% 10/1/37		9,681,000	7,378,433
* Jefferies Group 6.45% 6/8/27		2,705,000	1,813,537
Lazard Group 6.85% 6/15/17		1,435,000	990,040
Morgan Stanley
5.30% 3/1/13		465,000	428,431
5.375% 10/15/15		4,485,000	3,842,824
6.25% 8/9/26		1,795,000	1,422,731
			25,505,725
Capital Goods – 4.03%
Browning-Ferris Industries 7.40% 9/15/35		5,405,000	4,932,013
Caterpillar 6.05% 8/15/36		2,000,000	1,808,630
Flextronics International 6.50% 5/15/13		575,000	474,375
Tyco Electronics Group
6.55% 10/1/17		3,400,000	2,813,010
7.125% 10/1/37		2,485,000	1,869,876
Tyco International Finance 8.50% 1/15/19		2,875,000	3,057,448
United Technologies 6.125% 2/1/19		3,330,000	3,617,093
WMX Technologies 7.10% 8/1/26		2,220,000	1,761,355
			20,333,800
Communications – 19.48%
AT&T
5.80% 2/15/19		1,000,000	1,002,310
6.40% 5/15/38		1,760,000	1,747,576
6.55% 2/15/39		2,320,000	2,319,026
AT&T Wireless 8.125% 5/1/12		7,750,000	8,451,785
Comcast
5.875% 2/15/18		4,285,000	4,227,748
6.30% 11/15/17		3,250,000	3,265,041
Cricket Communications 9.375% 11/1/14		800,000	732,000
* Crown Castle International 9.00% 1/15/15		800,000	778,000
# CSC Holdings 144A 8.50% 4/15/14		1,348,000	1,331,150
Deutsche Telekom International Finance
6.75% 8/20/18		3,800,000	4,099,467
8.75% 6/15/30		4,210,000	5,208,566
France Telecom 7.75% 3/1/11		4,035,000	4,268,275
Inmarsat Finance 10.375% 11/15/12		1,550,000	1,542,250

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
*	Intelsat Jackson Holdings 11.25% 6/15/16	USD	1,065,000	$1,023,731
#	MetroPCS Wireless 144A 9.25% 11/1/14		615,000	567,338
	Rogers Communications
	*6.80% 8/15/18		2,985,000	3,110,400
	7.50% 8/15/38		5,345,000	5,639,809
	Sprint Capital 8.375% 3/15/12		400,000	320,204
	Sprint Nextel 6.00% 12/1/16		1,435,000	962,799
	Telecom Italia Capital
	4.00% 1/15/10		2,220,000	2,157,374
	6.20% 7/18/11		105,000	101,466
	7.721% 6/4/38		3,430,000	3,211,087
	Thomson Reuters
	5.95% 7/15/13		3,010,000	2,959,634
	6.50% 7/15/18		4,045,000	3,756,648
	Time Warner Cable
	6.75% 7/1/18		6,000,000	5,869,560
	8.75% 2/14/19		2,025,000	2,258,809
	Verizon Communications
	6.40% 2/15/38		7,500,000	7,447,950
	*8.95% 3/1/39		800,000	988,336
#	Verizon Wireless 144A
	5.55% 2/1/14		8,460,000	8,407,124
	8.50% 11/15/18		1,630,000	1,873,310
@#	Vimpelcom 144A 9.125% 4/30/18		1,780,000	1,130,300
#	Vivendi 144A 6.625% 4/4/18		7,035,000	6,077,150
	Vodafone Group
	5.00% 9/15/15		1,200,000	1,137,144
	6.15% 2/27/37		370,000	360,202
				98,333,569
Consumer Cyclical – 7.05%
	Centex 4.55% 11/1/10		810,000	720,900
	CVS Caremark
	4.875% 9/15/14		1,519,000	1,470,661
	5.75% 6/1/17		3,186,000	3,193,012
	6.25% 6/1/27		3,680,000	3,467,484
	Disney (Walt) 7.55% 7/15/93		1,565,000	1,767,093
	Ford Motor Credit 9.875% 8/10/11		1,500,000	1,115,886
@#	Galaxy Entertainment Finance 144A 9.875% 12/15/12		800,000	420,000

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Lear 8.75% 12/1/16	USD	790,000	$154,050
	Macy’s Retail Holdings 6.65% 7/15/24		1,720,000	928,045
	McDonald’s 6.30% 3/1/38		2,443,000	2,666,439
	MGM MIRAGE 6.75% 4/1/13		1,350,000	789,750
	Ryland Group 5.375% 5/15/12		900,000	742,500
	Target
	6.50% 10/15/37		2,000,000	1,852,392
	7.00% 1/15/38		2,600,000	2,489,861
	Toll 8.25% 12/1/11		890,000	863,300
	VF 6.45% 11/1/37		1,790,000	1,436,588
	Wal-Mart Stores
	5.25% 9/1/35		3,000,000	2,881,590
	6.20% 4/15/38		1,065,000	1,155,438
	*6.50% 8/15/37		2,290,000	2,597,913
	Wynn Las Vegas 6.625% 12/1/14		405,000	297,169
	Yum Brands 6.875% 11/15/37		5,613,000	4,583,396
				35,593,467
Consumer Non-Cyclical – 15.84%
@#	AmBev International Finance 144A 9.50% 7/24/17	BRL	2,720,000	937,931
	Amgen
	4.85% 11/18/14	USD	2,520,000	2,567,321
	6.375% 6/1/37		4,255,000	4,408,457
	6.40% 2/1/39		3,600,000	3,744,997
	6.90% 6/1/38		30,000	33,233
#	Anheuser-Busch InBev Worldwide 144A
	7.75% 1/15/19		835,000	848,503
	8.20% 1/15/39		6,735,000	6,805,953
*	ARAMARK 8.50% 2/1/15		265,000	259,038
	Community Health Systems 8.875% 7/15/15		1,000,000	967,500
	Covidien International Finance
	5.45% 10/15/12		1,020,000	1,028,835
	6.00% 10/15/17		5,711,000	5,819,195
*	Delhaize America 9.00% 4/15/31		7,531,000	8,647,410
	Delhaize Group
	5.875% 2/1/14		200,000	202,059
	6.50% 6/15/17		550,000	540,747
	Diageo Capital 5.75% 10/23/17		5,385,000	5,375,652
	General Mills 5.65% 9/10/12		1,130,000	1,172,202

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	GlaxoSmithKline Capital
	4.375% 4/15/14	USD	1,200,000	$1,240,595
	5.65% 5/15/18		2,940,000	3,155,896
*	Jarden 7.50% 5/1/17		600,000	435,000
	Kroger
	6.80% 12/15/18		500,000	521,653
	*7.50% 1/15/14		2,280,000	2,544,439
#	Presidents & Fellows of Harvard College 144A
	6.50% 1/15/39		4,455,000	4,727,339
	Princeton University 5.70% 3/1/39		3,920,000	3,950,854
	Quest Diagnostics
	5.45% 11/1/15		4,644,000	4,144,394
	6.95% 7/1/37		1,035,000	863,414
	Schering-Plough
	6.00% 9/15/17		1,905,000	1,967,015
	6.55% 9/15/37		510,000	533,517
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20		1,000,000	800,740
	Wyeth 5.50% 2/1/14		11,235,000	11,729,485
				79,973,374
Electric – 4.65%
	Baltimore Gas & Electric 6.125% 7/1/13		1,690,000	1,613,887
	Commonwealth Edison
	5.90% 3/15/36		30,000	25,587
	6.15% 9/15/17		1,539,000	1,526,823
	Detroit Edison 5.60% 6/15/18		2,075,000	2,006,085
#	Electricite de France 144A 6.95% 1/26/39		2,455,000	2,539,354
	Illinois Power 6.125% 11/15/17		2,954,000	2,683,532
	Jersey Central Power & Light 7.35% 2/1/19		980,000	1,010,098
	Pacificorp 6.00% 1/15/39		3,950,000	4,003,376
	PECO Energy 5.35% 3/1/18		4,170,000	4,105,449
@#	Power Receivables Finance 144A 6.29% 1/1/12		107,914	105,700
	PPL Electric Utilities 7.125% 11/30/13		2,300,000	2,447,485
	Union Electric 6.70% 2/1/19		1,480,000	1,431,064
				23,498,440
Energy – 6.55%
	Chesapeake Energy 7.25% 12/15/18		1,350,000	1,137,375
	ConocoPhillips 6.50% 2/1/39		7,600,000	7,595,036

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Enbridge Energy Partners 7.50% 4/15/38	USD	2,280,000	$1,934,124
	MarkWest Energy Partners 8.75% 4/15/18		555,000	400,988
#	PetroHawk Energy 144A 10.50% 8/1/14		860,000	823,450
	Plains All American Pipeline 6.50% 5/1/18		4,395,000	3,686,579
	Shell International Finance 6.375% 12/15/38		1,620,000	1,698,434
#	Tennessee Gas Pipeline 144A 8.00% 2/1/16		490,000	488,775
	TransCanada Pipelines
	5.85% 3/15/36		2,480,000	1,993,102
	•6.35% 5/15/67		1,900,000	1,082,732
	7.25% 8/15/38		5,510,000	5,507,796
	Transocean 6.80% 3/15/38		2,085,000	1,900,911
	Weatherford International
	6.80% 6/15/37		1,790,000	1,257,228
	7.00% 3/15/38		970,000	701,719
	Williams 7.50% 1/15/31		600,000	490,168
	XTO Energy
	5.50% 6/15/18		950,000	873,733
	6.375% 6/15/38		600,000	542,826
	*6.75% 8/1/37		1,030,000	939,072
				33,054,048
Finance Companies – 3.80%
	FTI Consulting 7.75% 10/1/16		270,000	256,500
	General Electric Capital
	*5.625% 5/1/18		200,000	184,757
	*5.875% 1/14/38		1,905,000	1,519,651
	6.875% 1/10/39		9,230,000	8,202,027
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,335,000	766,312
	International Lease Finance
	5.35% 3/1/12		2,775,000	2,063,831
	5.625% 9/20/13		735,000	528,984
	5.875% 5/1/13		1,800,000	1,303,279
@#	Mantis Reef 144A 4.799% 11/3/09		2,140,000	2,138,605
@#	Nuveen Investments 144A 10.50% 11/15/15		720,000	201,600
	SLM 8.45% 6/15/18		2,350,000	2,002,271
				19,167,817
Insurance – 6.78%
	Allstate Life Global Funding Trusts 5.375% 4/30/13		1,310,000	1,322,737
•	Hartford Financial Services Group 8.125% 6/15/38		8,365,000	4,820,348

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
•#	Liberty Mutual 144A 3.52% 6/15/58	USD	2,605,000	$1,565,199
	MetLife 6.817% 8/15/18		790,000	803,915
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		6,800,000	4,896,102
#	Metropolitan Life Global Funding I 144A
	5.125% 4/10/13		1,200,000	1,149,572
@∏	Montpelier Re Holdings 6.125% 8/15/13		1,035,000	784,952
#	Stingray Pass Through Trust 144A 5.902% 1/12/15		2,300,000	276,000
‡•w#	Twin Reefs Pass Through Trust 144A 0.00% 12/31/49		3,100,000	34,875
	UnitedHealth Group
	5.80% 3/15/36		8,000,000	6,313,504
	6.50% 6/15/37		2,102,000	1,769,577
	Unitrin 6.00% 5/15/17		3,774,000	2,408,978
	WellPoint
	5.00% 1/15/11		3,730,000	3,716,837
	5.85% 1/15/36		5,350,000	4,384,614
				34,247,210
Natural Gas – 2.19%
	Enterprise Products Operating
	6.875% 3/1/33		6,995,000	6,024,129
	•8.375% 8/1/66		1,510,000	952,433
#	Inergy Finance 144A 8.75% 3/1/15		400,000	380,000
	Kinder Morgan Energy Partners
	5.80% 3/15/35		2,540,000	2,091,761
	6.95% 1/15/38		1,675,000	1,590,238
				11,038,561
Real Estate – 0.49%
	Regency Centers 5.875% 6/15/17		2,569,000	1,761,481
•#	USB Realty 144A 6.091% 12/22/49		1,800,000	724,950
				2,486,431
Technology – 1.07%
	Oracle 6.50% 4/15/38		4,960,000	5,411,896
				5,411,896
Transportation – 0.15%
@#	DP World 144A 6.85% 7/2/37		1,490,000	758,112
				758,112
Total Corporate Bonds (cost $469,079,492)				443,044,996

		Principal amount°		Value (U.S. $)
Municipal Bonds – 0.53%
	West Virginia Economic Development Authority
	Excess Lottery Revenue 5.37% 7/1/20 (MBIA)	USD	290,000	$260,310
@	West Virginia Tobacco Settlement Finance Authority
	Series A 7.467% 6/1/47		4,190,000	2,423,244
Total Municipal Bonds (cost $4,489,172)				2,683,554

Non-Agency Asset-Backed Securities – 1.77%
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7 5.75% 7/15/20		1,275,000	1,110,614
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39		3,155,000	2,385,413
	Discover Card Master Trust Execution Note
	Series 2007-A1 A1 5.65% 3/16/20		2,180,000	1,855,292
@#	Dunkin Securitization
	Series 2006-1 A2 144A 5.779% 6/20/31		425,000	287,297
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		480,000	481,123
@	Mid-State Trust
	Series 11 A1 4.864% 7/15/38		185,807	159,506
	Series 2004-1 A 6.005% 8/15/37		219,824	182,109
	Series 2005-1 A 5.745% 1/15/40		254,501	177,117
	RSB Bondco Series 2007-A A2 5.72% 4/1/18		1,085,000	1,107,648
∏@	Structured Asset Securities
	Series 2001-SB1 A2 3.375% 8/25/31		502,249	405,576
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		800,000	777,321
Total Non-Agency Asset-Backed Securities
	(cost $10,524,426)			8,929,016

Non-Agency Collateralized Mortgage Obligations – 0.63%
•@	First Horizon Alternative Mortgage Securities
	Series 2006-FA2 B1 5.978% 5/25/36		1,903,574	143,107
•@	MASTR ARM Trust Series 2005-1 B1 5.465% 3/25/35		1,548,744	155,020
•@#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		411,831	312,991

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
• Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6 7A1 5.111% 3/25/36	USD	2,934,987	$2,281,173
@Series 2006-AR14 2A4 6.085% 10/25/36		839,491	290,380
Total Non-Agency Collateralized Mortgage
Obligations (cost $7,511,904)			3,182,671

«Senior Secured Loans – 1.12%
ARAMARK
Synthetic LOC 4.571% 1/26/14		43,009	37,868
Term Tranche Loan B 4.571% 1/26/14		676,991	596,060
Bausch & Lomb
Parent Term Tranche Loan B 6.051% 4/11/15		1,105,301	923,319
Term Tranche Loan DD 6.051% 4/11/15		279,116	233,161
Ford Motor Term Tranche Loan B 5.80% 12/15/13		1,098,302	404,087
MetroPCS Wireless Term Tranche Loan B 5.096% 2/20/14		1,579,798	1,378,871
Texas Competitive Electric Holdings Term Tranche
Loan B2 6.579% 10/10/14		1,489,574	1,040,013
Wrigley Term Tranche Loan B 6.50% 7/17/14		1,070,000	1,054,004
Total Senior Secured Loans (cost $6,996,715)			5,667,383

Supranational Bank – 0.14%
European Investment Bank 11.25% 2/14/13	BRL	1,600,000	680,283
Total Supranational Bank (cost $889,555)			680,283

U.S. Treasury Obligation – 1.17%
*¥ US Treasury Notes 3.75% 11/15/18	USD	5,490,000	5,913,790
Total U.S. Treasury Obligation (cost $6,019,187)			5,913,790

	Number of shares
Common Stock – 0.00%
Masco		281	2,197
*† UAL		50	472
Total Common Stock (cost $2,229)			2,669

	Number of shares	Value (U.S. $)
•Preferred Stock – 1.64%
Bank of America 8.00%	1,835,000	$973,138
JPMorgan Chase 7.90%	5,555,000	4,232,265
* PNC Financial Services Group 8.25%	4,100,000	3,064,570
Total Preferred Stock (cost $11,396,011)		8,269,973

Warrant – 0.00%
†# Solutia 144A, exercise price $7.59,
expiration date 7/15/09	1,590	0
Total Warrant (cost $135,295)		0
Total Value of Securities Before Securities
Lending Collateral – 97.26% (cost $532,466,449)		491,054,260

Securities Lending Collateral** – 3.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,435,081	17,015,826
† Mellon GSL DBT II Liquidation Trust	242,932	24
Total Securities Lending Collateral (cost $17,678,013)		17,015,850

Total Value of Securities – 100.63%
(cost $550,144,462)		508,070,110	©
Obligation to Return Securities
Lending Collateral** – (3.50%)		(17,678,013)
Receivables and Other Assets
Net of Liabilities – 2.87%		14,496,358
Net Assets Applicable to 105,023,431
Shares Outstanding – 100.00%		$504,888,455

Statements of net assets
Delaware Corporate Bond Fund

Net Asset Value – Delaware Corporate Bond Fund
Class A ($255,440,784 / 53,126,686 Shares)	$4.81
Net Asset Value – Delaware Corporate Bond Fund
Class B ($11,543,731 / 2,402,658 Shares)	$4.80
Net Asset Value – Delaware Corporate Bond Fund
Class C ($65,345,611 / 13,586,873 Shares)	$4.81
Net Asset Value – Delaware Corporate Bond Fund
Class R ($9,320,696 / 1,937,662 Shares)	$4.81
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($163,237,633 / 33,969,552 Shares)	$4.81

Components of Net Assets at January 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$599,639,107
Distributions in excess of net investment income	(395,265)
Accumulated net realized loss on investments	(53,834,277)
Net unrealized depreciation of investments
and foreign currencies	(40,521,110)
Total net assets	$504,888,455

°Principal amount shown is stated in the currency in which each security is denominated.

BRL – Brazilian Real
USD – United States Dollar

@	Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $35,025,413, which represented 6.94% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $63,871,253, which represented 12.65% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity.  At January 31, 2009, the aggregate amount of restricted securities was $1,190,528 or 0.24% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
•	Variable rate security. The rate shown is the rate as of January 31, 2009.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $10,939, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
¥	Fully or partially pledged as collateral for financial futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 11 in “Notes to financial statements.”
©	Includes $16,963,211 of securities loaned.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CBO — Collateralized Bond Obligation
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
RSB — Rate Stabilization Bonds
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$4.81
Sales charge (4.50% of offering price) (B)	0.23
Offering price	$5.04

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statements of net assets
Delaware Corporate Bond Fund

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contract[1]
			Unrealized
Contract to Deliver	In Exchange For	Settlement Date	Depreciation
BRL (2,979,430)	USD 1,279,274	2/27/09	$(4,962)

Financial Futures Contracts[2]
				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Appreciation
(125) U.S. Treasury Long Bond	$(16,426,162)	$(15,837,891)	3/31/08	$588,271
(455) U.S. U.S. Treasury 5 yr Notes	(54,385,659)	(53,768,203)	3/31/08	617,456
(215) U.S. U.S. Treasury 10 yr Notes	(27,032,283)	(26,374,453)	3/31/08	657,830
	$(97,844,104)			$1,863,557

Swap Contracts[3]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &		Protection		Appreciation
Referenced Obligation	Notional Value	Payments	Termination Date	(Depreciation)
Protection Purchased:
Barclays Capital
Macy’s 10 yr CDS	$965,000	5.20%	12/20/18	$24,334
Citigroup Global Markets
CenturyTel 5 yr CDS	1,156,500	1.71%	9/20/13	(31,581)
JPMorgan Chase Bank
Donnelly (R.R.) & Sons CDS	2,800,000	3.77%	3/20/14	12,225
Embarq 7 yr CDS	2,125,000	0.77%	9/20/14	50,641
	$7,046,500			$55,619
Protection Sold:
JPMorgan Chase Bank
CDX NA High Yield 11.1 yr CDS	$4,455,000	5.00%	12/20/13	$(353,610)

Total				$(297,991)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of net assets
Delaware Extended Duration Bond Fund	January 31, 2009 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligation – 1.49%
¥	Freddie Mac Reference REMIC
	Series R008 ZA 6.00% 7/15/36	USD	3,176,429	$3,170,106
Total Agency Collateralized Mortgage Obligation
	(cost $2,956,611)			3,170,106

Commercial Mortgage-Backed Securities – 1.55%
#	American Tower Trust
	Series 2007-1A AFX 144A 5.42% 4/15/37		715,000	579,150
•	Bank of America Commercial Mortgage
	Series 2004-3 A5 5.319% 6/10/39		665,000	604,584
	Series 2005-6 AM 5.180% 9/10/47		315,000	186,317
•	Bear Stearns Commercial Mortgage Securities
	Series 2007-T28 A4 5.742% 9/11/42		740,000	538,557
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	582,579
	JPMorgan Chase Commercial Mortgage Securities
	Series 2006-LDP9 A2 5.134% 5/15/47		750,000	521,961
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		500,000	63,829
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	25,977
	Series 2005-CIP1 A2 4.96% 7/12/38		50,000	47,043
•#	Morgan Stanley Capital I
	Series 1999-FNV1 G 144A 6.12% 3/15/31		155,000	150,098
Total Commercial Mortgage-Backed Securities
	(cost $4,452,786)			3,300,095

Convertible Bonds – 0.45%
	National City 4.00% exercise price $482.50,
	expiration date 2/1/11		690,000	637,388
^	Omnicom Group 0.162% exercise price, $55.01,
	expiration date 2/7/31		315,000	316,181
Total Convertible Bonds (cost $939,204)				953,569

		Principal amount°		Value (U.S. $)
Corporate Bonds – 89.09%
Banking – 6.49%
	BB&T Capital Trust I 5.85% 8/18/35	USD	1,300,000	$754,741
	BB&T Capital Trust II 6.75% 6/7/36		2,903,000	1,684,379
@#	CoBank ACB 144A 7.875% 4/16/18		935,000	903,321
#	GMAC 144A 6.00% 12/15/11		400,000	296,096
@	JPMorgan Chase Capital XXV 6.80% 10/1/37		4,405,000	3,486,879
@	Popular North America Capital Trust I 6.564% 9/15/34		2,178,000	1,160,447
	Silicon Valley Bank 6.05% 6/1/17		805,000	635,145
•	USB Capital IX 6.189% 4/15/49		2,925,000	1,228,991
•	Wells Fargo Capital XIII 7.70% 12/29/49		5,035,000	3,612,940
				13,762,939
Basic Industry – 3.34%
	ArcelorMittal 6.125% 6/1/18		4,445,000	3,483,547
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15		130,000	110,789
	8.375% 4/1/17		125,000	103,893
	Lubrizol 8.875% 2/1/19		1,130,000	1,159,236
@#	Norske Skogindustrier 144A
	7.125% 10/15/33		1,055,000	506,400
	Reliance Steel & Aluminum 6.85% 11/15/36		640,000	385,649
@#	Sappi Papier Holding 144A 6.75% 6/15/12		1,030,000	656,289
@#	Severstal 144A 9.75% 7/29/13		553,000	334,565
#	Steel Dynamics 144A 7.75% 4/15/16		420,000	338,100
				7,078,468
Brokerage – 5.50%
	Citigroup 6.875% 3/5/38		3,215,000	2,893,166
@	Goldman Sachs Group 6.75% 10/1/37		6,724,000	5,124,737
	Jefferies Group 6.45% 6/8/27		1,185,000	794,470
	Lazard Group 6.85% 6/15/17		565,000	389,806
	Morgan Stanley
	5.375% 10/15/15		1,635,000	1,400,896
	6.25% 8/9/26		1,350,000	1,070,021
				11,673,096
Capital Goods – 3.78%
	Browning-Ferris Industries 7.40% 9/15/35		2,385,000	2,176,292
	Caterpillar 6.05% 8/15/36		1,635,000	1,478,555
	Flextronics International 6.50% 5/15/13		250,000	206,250

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Tyco Electronics Group 7.125% 10/1/37	USD	1,598,000	$1,202,439
	Tyco International Finance 8.50% 1/15/19		1,270,000	1,350,594
	Waste Management 7.75% 5/15/32		900,000	794,462
	WMX Technologies 7.10% 8/1/26		1,025,000	813,238
				8,021,830
Communications – 19.53%
	AT&T
	6.40% 5/15/38		2,250,000	2,234,117
	6.55% 2/15/39		4,005,000	4,003,317
	Comcast
	6.40% 5/15/38		2,000,000	1,915,052
	6.95% 8/15/37		1,767,000	1,810,739
	Cricket Communications 9.375% 11/1/14		355,000	324,825
*	Crown Castle International 9.00% 1/15/15		350,000	340,375
#	CSC Holdings 144A 8.50% 4/15/14		579,000	571,763
	Deutsche Telekom International Finance
	6.75% 8/20/18		1,665,000	1,796,214
	8.75% 6/15/30		1,935,000	2,393,961
	Inmarsat Finance 10.375% 11/15/12		700,000	696,500
	Intelsat Jackson Holdings 11.25% 6/15/16		460,000	442,175
#	MetroPCS Wireless 144A 9.25% 11/1/14		275,000	253,688
	Rogers Communications
	6.80% 8/15/18		700,000	729,407
	7.50% 8/15/38		3,635,000	3,835,491
	Sprint Capital 8.375% 3/15/12		175,000	140,089
	Sprint Nextel 6.00% 12/1/16		640,000	429,402
	Telecom Italia Capital 7.721% 6/4/38		3,970,000	3,716,622
	Thomson Reuters 6.50% 7/15/18		1,765,000	1,639,180
*	Time Warner Cable 7.30% 7/1/38		2,480,000	2,586,955
	Verizon Communications
	6.40% 2/15/38		1,830,000	1,817,300
	6.90% 4/15/38		2,500,000	2,628,725
	8.95% 3/1/39		790,000	975,982
@#	Vimpelcom 144A 9.125% 4/30/18		700,000	444,500
#	Vivendi 144A 6.625% 4/4/18		3,970,000	3,429,464
	Vodafone Group 6.15% 2/27/37		2,340,000	2,278,037
				41,433,880

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 8.41%
	Centex 4.55% 11/1/10	USD	350,000	$311,500
	CVS Caremark 6.25% 6/1/27		3,600,000	3,392,103
	Disney (Walt) 7.55% 7/15/93		1,920,000	2,167,935
	Ford Motor Credit 9.875% 8/10/11		650,000	483,551
@#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12		325,000	170,625
	Lear 8.75% 12/1/16		300,000	58,500
	Macy’s Retail Holdings 6.65% 7/15/24		1,000,000	539,561
	MGM MIRAGE 6.75% 4/1/13		575,000	336,375
	Target
	6.50% 10/15/37		2,805,000	2,597,979
	7.00% 1/15/38		1,170,000	1,120,438
	Toll 8.25% 12/1/11		350,000	339,500
	VF 6.45% 11/1/37		1,200,000	963,076
	Wal-Mart Stores
	5.25% 9/1/35		2,375,000	2,281,259
	6.20% 4/15/38		455,000	493,638
	6.50% 8/15/37		455,000	516,179
	Wynn Las Vegas 6.625% 12/1/14		170,000	124,738
	Yum Brands 6.875% 11/15/37		2,389,000	1,950,781
				17,847,738
Consumer Non-Cyclical – 13.87%
@#	AmBev International Finance 144A 9.50% 7/24/17	BRL	1,050,000	362,069
	Amgen
	6.375% 6/1/37	USD	1,100,000	1,139,672
	6.40% 2/1/39		1,495,000	1,555,214
	6.90% 6/1/38		700,000	775,445
#	Anheuser-Busch InBev Worldwide 144A
	8.20% 1/15/39		2,945,000	2,976,026
*	ARAMARK 8.50% 2/1/15		150,000	146,625
	Community Health Systems 8.875% 7/15/15		425,000	411,188
	Covidien International Finance 6.55% 10/15/37		3,272,000	3,291,468
	Delhaize America 9.00% 4/15/31		2,882,000	3,309,232
	Genentech 5.25% 7/15/35		1,295,000	1,150,556
*	Jarden 7.50% 5/1/17		275,000	199,375
	Kroger 6.90% 4/15/38		3,685,000	3,752,224
#	President & Fellows of Harvard College 144A
	6.50% 1/15/39		2,195,000	2,329,183

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Princeton University 5.70% 3/1/39	USD	1,735,000	$1,748,656
	Quest Diagnostics 6.95% 7/1/37		2,078,000	1,733,501
	Schering Plough
	6.00% 9/15/17		105,000	108,418
	6.55% 9/15/37		940,000	983,344
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20		425,000	340,315
	Wyeth
	5.95% 4/1/37		1,855,000	1,986,184
	6.00% 2/15/36		1,050,000	1,122,636
				29,421,331
Electric – 5.65%
	Commonwealth Edison 5.90% 3/15/36		2,420,000	2,064,018
	Connecticut Light & Power 6.35% 6/1/36		2,320,000	2,217,711
*	Duke Energy Indiana 6.35% 8/15/38		650,000	649,723
#	Electricite de France 144A 6.95% 1/26/39		1,075,000	1,111,937
	Illinois Power 6.125% 11/15/17		1,350,000	1,226,394
	NRG Energy
	7.375% 2/1/16		295,000	281,725
	7.375% 1/15/17		180,000	169,200
	Pacificorp
	*5.75% 4/1/37		3,250,000	3,117,357
	6.00% 1/15/39		235,000	238,176
	PSI Energy 8.85% 1/15/22		230,000	268,648
	Union Electric 6.70% 2/1/19		650,000	628,508
				11,973,397
Energy – 8.00%
	Chesapeake Energy 7.25% 12/15/18		525,000	442,313
	ConocoPhillips 6.50% 2/1/39		3,235,000	3,232,887
	Enbridge Energy Partners 7.50% 4/15/38		2,215,000	1,878,984
	MarkWest Energy Partners 8.75% 4/15/18		215,000	155,338
	Petro-Canada 5.35% 7/15/33		2,465,000	1,445,597
#	PetroHawk Energy 144A 10.50% 8/1/14		370,000	354,275
	Plains All American Pipeline 6.65% 1/15/37		1,120,000	801,203
	Shell International Finance 6.375% 12/15/38		395,000	414,124
	Talisman Energy 5.85% 2/1/37		850,000	536,255
#	Tennessee Gas Pipeline 144A 8.00% 2/1/16		215,000	214,463

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Trans-Canada Pipelines
	5.85% 3/15/36	USD	870,000	$699,193
	•6.35% 5/15/67		570,000	324,820
	7.25% 8/15/38		2,840,000	2,838,863
	Transocean 6.80% 3/15/38		1,600,000	1,458,733
	Weatherford International 6.80% 6/15/37		255,000	179,102
	Williams 7.50% 1/15/31		235,000	191,983
	XTO Energy
	6.375% 6/15/38		500,000	452,355
	6.75% 8/1/37		1,475,000	1,344,787
				16,965,275
Finance Companies – 2.81%
	General Electric Capital
	5.875% 1/14/38		700,000	558,402
	*6.75% 3/15/32		3,000,000	2,695,569
	6.875% 1/10/39		900,000	799,764
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,045,000	342,953
	International Lease Finance 6.625% 11/15/13		800,000	593,446
@#	Nuveen Investments 144A 10.50% 11/15/15		315,000	88,200
	SLM 8.45% 6/15/18		1,030,000	877,591
				5,955,925
Insurance – 7.24%
•	Hartford Financial Services Group 8.125% 6/15/38		3,730,000	2,149,420
•#	Liberty Mutual 144A 10.75% 6/15/58		1,145,000	687,966
*	MetLife 6.817% 8/15/18		675,000	686,889
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		3,000,000	2,160,046
*	Prudential Financial 6.625% 12/1/37		1,495,000	1,118,819
w#	Stingray Pass Through Trust 144A 5.902% 1/12/15		1,200,000	144,000
	UnitedHealth Group
	5.80% 3/15/36		4,475,000	3,531,617
	6.50% 6/15/37		200,000	168,371
	Unitrin 6.00% 5/15/17		1,725,000	1,101,083
	WellPoint
	5.85% 1/15/36		2,625,000	2,151,329
	5.95% 12/15/34		1,736,000	1,296,242
	6.375% 6/15/37		180,000	169,453
				15,365,235

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 2.59%
@ Boston Gas 6.95% 12/1/23	USD	200,000	$176,573
• Enterprise Products Operating
6.875% 3/1/33		3,540,000	3,048,665
8.375% 8/1/66		730,000	460,448
# Inergy Finance 144A 8.75% 3/1/15		170,000	161,500
Kinder Morgan Energy Partners
5.80% 3/15/35		1,470,000	1,210,586
*6.95% 1/15/38		470,000	446,216
			5,503,988
Real Estate – 0.37%
Regency Centers 5.875% 6/15/17		1,140,000	781,662
			781,662
Technology – 1.35%
Oracle 6.50% 4/15/38		2,630,000	2,869,614
			2,869,614
Transportation – 0.16%
@# DP World 144A 6.85% 7/2/37		670,000	340,896
			340,896
Total Corporate Bonds (cost $199,382,874)			188,995,274

Municipal Bonds – 0.56%
West Virginia Economic Development Authority Excess
Lottery Revenue 5.37% 7/1/20 (MBIA)		60,000	53,857
@ West Virginia Tobacco Settlement Finance Authority
Asset-Backed Series A 7.467% 6/1/47		1,975,000	1,142,222
Total Municipal Bonds (cost $2,037,467)			1,196,079

Non-Agency Asset-Backed Securities – 1.61%
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		550,000	479,088
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		1,505,000	1,137,892
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		200,000	195,134
Discover Card Master Trust Execution Note
Series 2007-A1 A1 5.65% 3/16/20		960,000	817,010

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
@# Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31	USD	190,000	$128,438
@ Mid-State Trust
Series 11 A1 4.864% 7/15/38		50,433	43,294
Series 2005-1 A 5.745% 1/15/40		125,640	87,437
RSB Bondco Series 2007-A A2 5.72% 4/1/18		510,000	520,646
Total Non-Agency Asset-Backed Securities
(cost $4,086,670)			3,408,939

«Senior Secured Loans – 1.12%
ARAMARK
Synthetic LOC 4.571% 1/26/14		16,726	14,726
Term Tranche Loan B 4.571% 1/26/14		263,274	231,801
Bausch & Lomb
Parent Term Tranche Loan 6.051% 4/11/15		485,060	405,197
Term Tranche loan DD 6.051% 4/11/15		122,490	102,323
Ford Motor Term Tranche Loan B 5.80% 11/29/13		427,323	157,221
MetroPCS Wireless Term Tranche Loan B 3.145% 2/20/14		691,161	603,255
Texas Competitive Electric Holdings Term Tranche
Loan B2 6.579% 10/10/14		620,541	433,259
Wrigley Term Tranche Loan B 6.50% 7/17/14		430,000	423,572
Total Senior Secured Loans (cost $2,911,682)			2,371,354

Supranational Bank – 0.14%
European Investment Bank 11.25% 2/14/13	BRL	700,000	297,624
Total Supranational Bank (cost $389,180)			297,624

U.S. Treasury Obligation – 0.96%
^ U.S. Treasury Strip 4.654% 5/15/37	USD	5,500,000	2,027,691
Total U.S. Treasury Obligation (cost $1,495,872)			2,027,691

	Number of shares
•Preferred Stock – 1.67%
Bank of America 8.00%		810,000	429,559
JPMorgan Chase 7.90%		2,510,000	1,912,329
PNC Financial Services Group 8.25%		1,615,000	1,207,141
Total Preferred Stock (cost $4,896,772)			3,549,029

Statements of net assets
Delaware Extended Duration Bond Fund

	Number of shares	Value (U.S. $)
Warrant – 0.00%
†# Solutia 144A, exercise price $7.59,
expiration date 7/15/09	550	$0
Total Warrant (cost $46,787)		0
Total Value of Securities Before Securities
Lending Collateral – 98.64% (cost $223,595,905)		209,269,760

Securities Lending Collateral** – 2.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,630,050	5,491,747
†Mellon GSL DBT II Liquidation Trust	101,515	10
Total Securities Lending Collateral (cost $5,731,565)		5,491,757

Total Value of Securities – 101.23%
(cost $229,327,470)		214,761,517	©
Obligation to Return Securities
Lending Collateral** – (2.70%)		(5,731,565)
Receivables and Other Assets
Net of Liabilities – 1.47%		3,114,194
Net Assets Applicable to 43,314,983
Outstanding – 100.00%		$212,144,146

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($163,793,716 / 33,433,436 Shares)		$4.90
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($3,913,001 / 800,141 Shares)		$4.89
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($16,555,242 / 3,380,912 Shares)		$4.90
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($316,979 / 64,622 Shares)		$4.91
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($27,565,208 / 5,635,872 Shares)		$4.89

Components of Net Assets at January 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$249,104,004
Undistributed net investment income	847,823
Accumulated net realized loss on investments	(22,509,091)
Net unrealized depreciation of investments
and foreign currencies	(15,298,590)
Total net assets	$212,144,146

°Principal amount shown is stated in the currency in which each security is denominated.

BRL — Brazilian Real
MXN — Mexican Peso
USD — United States Dollar

@	Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $15,497,207, which represented 7.31% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $21,048,711, which represented 9.92% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
•	Variable rate security. The rate shown is the rate as of January 31, 2009.
¥	Fully or partially pledged as collateral for financial futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 11 in “Notes to financial statements”
©	Includes $5,485,299 of securities loaned.

Statements of net assets
Delaware Extended Duration Bond Fund

Summary of Abbreviations:
CDS — Credit Default Swap
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
REMIC — Real Estate Mortgage Investment Conduit
RSB — Rate Stabilization Bond
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$4.90
Sales charge (4.50% of offering price) (B)	0.23
Offering price	$5.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
BRL	(1,371,088)	USD	588,703	2/27/09	$(2,283)
MXN	400	USD	(28)	2/27/09	(1)
					$(2,284)

Financial Futures Contracts[2]
				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Depreciation
244 U.S. Treasury Long Bond	$31,407,909	$30,915,563	3/31/09	$(492,346)

Swap Contracts[3]
Credit Default Swap Contracts

		Annual		Unrealized
Swap Counterparty &		Protection		Appreciation
Referenced Obligation	Notional Value	Payments	Termination Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS	$532,500	1.71%	9/20/13	$(14,541)
JPMorgan Chase Bank
Donnelley (R.R.) & Sons CDS	1,285,000	3.77%	3/20/14	5,611
Embarq 7 yr CDS	1,155,000	0.77%	9/20/14	27,525
	$2,972,500			$18,595
Protection Sold:
Goldman Sachs
CDX High Yield	$2,103,750	5.00%	12/20/13	$(133,705)
JPMorgan Chase Bank
CDX High Yield	2,103,750	5.00%	12/20/13	(132,409)
	$4,207,500			$(266,114)
Total				$(247,519)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of assets and liabilities
January 31, 2009 (Unaudited)

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Assets:
Investments, at value[1]	$491,054,260	$209,269,760
Short-term investments held as collateral for
loaned securities, at value	17,015,850	5,491,757
Foreign currencies, at value	36,707	6,776
Cash	8,615,531	—
Receivables for securities sold	26,231,843	21,958,117
Dividends and interest receivable	8,543,306	3,975,676
Receivable for fund shares sold	7,823,381	1,440,460
Variation margin receivable on futures contracts	111,690	2,371
Accrued protection receipts on credit default swaps	15,611	21,868
Securities lending income receivable	11,772	3,591
Total assets	559,459,951	242,170,376

Liabilities:
Cash overdraft	—	1,649,536
Payables for securities purchased	33,582,093	20,711,184
Credit default swaps, at value (including up
front payments received of $799,492 and
$822,926, respectively)[1]	1,097,483	1,070,447
Distributions payable	899,594	399,438
Payable for fund shares redeemed	851,809	271,148
Foreign currency contracts, at value	4,962	2,284
Obligation to return securities lending collateral	17,678,013	5,731,565
Due to manager and affiliates	350,694	158,054
Other accrued expenses	106,848	32,574
Total liabilities	54,571,496	30,026,230

Total Net Assets	$504,888,455	$212,144,146

Investments, at cost	$533,466,499	$223,595,905
Short-term investments held as collateral for
loaned securities, at cost	17,678,013	5,731,565
Foreign currencies, at cost	56,132	54

1Including securities loaned of $16,963,211 and $5,485,299, respectively.
2See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of operations
Six Months Ended January 31, 2009 (Unaudited)

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$17,113,370	$7,584,426
Dividends	495,413	212,819
Securities lending income	97,708	22,454
	17,706,491	7,819,699
Expenses:
Management fees	1,238,430	557,278
Distribution expenses – Class A	353,990	227,507
Distribution expenses – Class B	64,323	21,007
Distribution expenses – Class C	277,120	80,339
Distribution expenses – Class R	29,166	962
Dividend disbursing and transfer agent fees and expenses	492,409	308,317
Accounting and administration expenses	99,239	40,529
Registration fees	46,134	35,118
Reports and statements to shareholders	45,704	18,056
Legal fees	32,307	13,778
Audit and tax	21,704	13,403
Trustees’ fees	17,639	7,044
Custodian fees	9,725	8,716
Insurance fees	7,982	3,621
Pricing fees	7,044	5,208
Consulting fees	3,534	1,324
Dues and services	2,189	582
Trustees’ expenses	1,410	561
Taxes (other than taxes on income)	3	790
	2,750,052	1,344,140
Less fees waived	(397,932)	(351,234)
Less waived distribution expenses – Class A	(58,998)	(37,918)
Less waived distribution expenses – Class R	(4,861)	(160)
Less expense paid indirectly	(5,280)	(405)
Total operating expenses	2,282,981	954,423
Net Investment Income	15,423,510	6,865,276

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(31,764,907)	$(11,325,274)
Futures contracts	(2,138,633)	3,750,176
Foreign currencies	400,031	(58,475)
Swap contracts	1,585,011	144,412
Net realized loss	(31,918,498)	(7,489,161)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(14,493,521)	(5,617,938)
Net Realized and Unrealized Loss on
Investments and Foreign Currencies	(46,412,019)	(13,107,099)

Net Decrease in Net Assets Resulting
from Operations	$(30,988,509)	$(6,241,823)

See accompanying notes

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,423,510	$30,345,633
Net realized loss on investments and foreign currencies	(31,918,498)	(9,151,732)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(14,493,521)	(20,405,268)
Net increase (decrease) in net assets resulting
from operations	(30,988,509)	788,633

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,284,303)	(15,337,723)
Class B	(349,461)	(880,057)
Class C	(1,509,416)	(3,096,733)
Class R	(287,264)	(818,201)
Institutional Class	(5,869,787)	(11,026,837)
	(15,300,231)	(31,159,551)

Capital Share Transactions:
Proceeds from shares sold:
Class A	76,221,956	87,362,083
Class B	166,167	610,894
Class C	18,553,235	15,208,772
Class R	2,800,716	11,821,022
Institutional Class	33,414,020	87,203,927

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,329,901	11,493,897
Class B	200,848	521,909
Class C	1,149,016	2,444,005
Class R	280,833	804,997
Institutional Class	1,409,576	2,668,689
	139,526,268	220,140,195

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(73,950,407)	$(119,980,862)
Class B	(3,097,845)	(7,398,706)
Class C	(11,510,413)	(19,612,382)
Class R	(4,921,730)	(15,652,690)
Institutional Class	(58,433,887)	(54,633,953)
	(151,914,282)	(217,278,593)
Increase (decrease) in net assets derived from
capital share transactions	(12,388,014)	2,861,602
Net Decrease in Net Assets	(58,676,754)	(27,509,316)

Net Assets:
Beginning of period	563,565,209	591,074,525
End of period	$504,888,455	$563,565,209

Distributions in excess of net investment income	$(395,265)	$(2,034,617)

See accompanying notes

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,865,276	$14,277,851
Net realized loss on investments and foreign currencies	(7,489,161)	(2,534,344)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(5,617,938)	(8,384,561)
Net increase (decrease) in net assets resulting
from operations	(6,241,823)	3,358,946

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,072,315)	(10,366,627)
Class B	(124,545)	(262,308)
Class C	(476,434)	(958,162)
Class R	(10,304)	(17,031)
Institutional Class	(1,072,564)	(2,904,917)
	(6,756,162)	(14,509,045)

Capital Share Transactions:
Proceeds from shares sold:
Class A	43,924,014	91,491,995
Class B	34,799	306,119
Class C	2,358,438	4,205,200
Class R	28,782	155,728
Institutional Class	5,009,454	11,431,437

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,284,930	9,175,003
Class B	83,236	179,665
Class C	321,700	645,150
Class R	10,093	16,832
Institutional Class	384,914	1,562,271
	56,440,360	119,169,400

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(38,590,212)	$(109,591,451)
Class B	(615,843)	(1,495,767)
Class C	(2,981,117)	(6,151,131)
Class R	(79,902)	(27,246)
Institutional Class	(11,967,793)	(40,571,667)
	(54,234,867)	(157,837,262)
Increase (decrease) in net assets derived from
capital share transactions	2,205,493	(38,667,862)
Net Decrease in Net Assets	(10,792,492)	(49,817,961)

Net Assets:
Beginning of period	222,936,638	272,754,599
End of period	$212,144,146	$222,936,638

Undistributed net investment income	$847,823	$581,993

See accompanying notes

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$5.240	$5.520	$5.490	$5.780	$5.700	$5.620

0.152	0.279	0.301	0.276	0.260	0.296
(0.432)	(0.272)	0.046	(0.239)	0.174	0.183
(0.280)	0.007	0.347	0.037	0.434	0.479

(0.150)	(0.287)	(0.317)	(0.306)	(0.286)	(0.307)
—	—	—	(0.021)	(0.068)	(0.092)
(0.150)	(0.287)	(0.317)	(0.327)	(0.354)	(0.399)

$4.810	$5.240	$5.520	$5.490	$5.780	$5.700

(5.29% )	0.04%	6.35%	0.70%	7.76%	8.65%

$255,441	$268,659	$304,255	$256,776	$115,456	$73,867
0.90%	0.90%	0.82%	0.81%	0.82%	0.80%

1.11%	1.08%	1.06%	1.05%	1.08%	1.17%
6.22%	5.10%	5.35%	4.95%	4.48%	5.09%

6.01%	4.92%	5.11%	4.71%	4.22%	4.72%
233%	355%	244%	173%	232%	300%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$5.230	$5.520	$5.480	$5.770	$5.700	$5.620

0.133	0.238	0.259	0.234	0.216	0.253
(0.432)	(0.283)	0.055	(0.239)	0.164	0.183
(0.299)	(0.045)	0.314	(0.005)	0.380	0.436

(0.131)	(0.245)	(0.274)	(0.264)	(0.242)	(0.264)
—	—	—	(0.021)	(0.068)	(0.092)
(0.131)	(0.245)	(0.274)	(0.285)	(0.310)	(0.356)

$4.800	$5.230	$5.520	$5.480	$5.770	$5.700

(5.66% )	(0.90% )	5.56%	0.13%	6.77%	7.85%

$11,544	$15,525	$22,694	$23,792	$23,963	$20,510
1.65%	1.65%	1.57%	1.56%	1.57%	1.55%

1.81%	1.78%	1.76%	1.75%	1.78%	1.87%
5.47%	4.35%	4.60%	4.20%	3.73%	4.33%

5.31%	4.22%	4.41%	4.01%	3.52%	4.01%
233%	355%	244%	173%	232%	300%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$5.240	$5.520	$5.490	$5.780	$5.700	$5.620

0.133	0.238	0.259	0.234	0.216	0.253
(0.432)	(0.273)	0.045	(0.239)	0.174	0.183
(0.299)	(0.035)	0.304	(0.005)	0.390	0.436

(0.131)	(0.245)	(0.274)	(0.264)	(0.242)	(0.264)
—	—	—	(0.021)	(0.068)	(0.092)
(0.131)	(0.245)	(0.274)	(0.285)	(0.310)	(0.356)

$4.810	$5.240	$5.520	$5.490	$5.780	$5.700

(5.65% )	(0.71% )	5.55%	(0.05% )	6.95%	7.86%

$65,345	$62,211	$67,693	$48,425	$33,013	$21,139
1.65%	1.65%	1.57%	1.56%	1.57%	1.55%

1.81%	1.78%	1.76%	1.75%	1.78%	1.87%
5.47%	4.35%	4.60%	4.20%	3.73%	4.33%

5.31%	4.22%	4.41%	4.01%	3.52%	4.01%
233%	355%	244%	173%	232%	300%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflect waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$5.240	$5.520	$5.490	$5.780	$5.700	$5.620

0.145	0.265	0.287	0.262	0.240	0.273
(0.432)	(0.272)	0.045	(0.239)	0.174	0.188
(0.287)	(0.007)	0.332	0.023	0.414	0.461

(0.143)	(0.273)	(0.302)	(0.292)	(0.266)	(0.289)
—	—	—	(0.021)	(0.068)	(0.092)
(0.143)	(0.273)	(0.302)	(0.313)	(0.334)	(0.381)

$4.810	$5.240	$5.520	$5.490	$5.780	$5.700

(5.41% )	(0.21% )	6.07%	0.45%	7.38%	8.33%

$9,321	$11,973	$15,802	$6,048	$2,608	$869
1.15%	1.15%	1.07%	1.06%	1.17%	1.15%

1.41%	1.38%	1.36%	1.35%	1.38%	1.47%
5.97%	4.85%	5.10%	4.70%	4.13%	4.73%

5.71%	4.62%	4.81%	4.41%	3.92%	4.41%
233%	355%	244%	173%	232%	300%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 5.240	$ 5.520	$ 5.480	$ 5.770	$ 5.700	$ 5.620

0.158	0.293	0.315	0.289	0.274	0.310
(0.432)	(0.273)	0.056	(0.238)	0.164	0.183
(0.274)	0.020	0.371	0.051	0.438	0.493

(0.156)	(0.300)	(0.331)	(0.320)	(0.300)	(0.321)
—	—	—	(0.021)	(0.068)	(0.092)
(0.156)	(0.300)	(0.331)	(0.341)	(0.368)	(0.413)

$ 4.810	$ 5.240	$ 5.520	$ 5.480	$ 5.770	$ 5.700

(5.18% )	0.10%	6.81%	0.95%	7.84%	8.92%

$163,237	$205,197	$180,631	$234,281	$201,895	$104,282
0.65%	0.65%	0.57%	0.56%	0.57%	0.55%

0.81%	0.78%	0.76%	0.75%	0.78%	0.87%
6.47%	5.35%	5.60%	5.20%	4.73%	5.33%

6.31%	5.22%	5.41%	5.01%	4.52%	5.01%
233%	355%	244%	173%	232%	300%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflect waivers by manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 5.210	$ 5.460	$ 5.410	$ 5.940	$ 5.770	$ 5.550

0.166	0.296	0.306	0.299	0.292	0.334
(0.313)	(0.245)	0.065	(0.468)	0.390	0.322
(0.147)	0.051	0.371	(0.169)	0.682	0.656

(0.163)	(0.301)	(0.321)	(0.309)	(0.312)	(0.339)
—	—	—	(0.052)	(0.200)	(0.097)
(0.163)	(0.301)	(0.321)	(0.361)	(0.512)	(0.436)

$ 4.900	$ 5.210	$ 5.460	$ 5.410	$ 5.940	$ 5.770

(2.72% )	0.83%	6.82%	(2.89% )	12.17%	11.99%

$163,794	$163,372	$180,853	$92,132	$58,003	$19,439
0.90%	0.90%	0.88%	0.80%	0.84%	0.80%

1.30%	1.23%	1.20%	1.22%	1.31%	1.30%
6.80%	5.42%	5.44%	5.35%	4.92%	5.72%

6.40%	5.09%	5.12%	4.93%	4.45%	5.22%
221%	443%	276%	184%	233%	267%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 5.200	$ 5.450	$ 5.410	$ 5.930	$ 5.760	$ 5.550

0.148	0.254	0.264	0.257	0.247	0.291
(0.314)	(0.244)	0.054	(0.458)	0.391	0.312
(0.166)	0.010	0.318	(0.201)	0.638	0.603

(0.144)	(0.260)	(0.278)	(0.267)	(0.268)	(0.296)
—	—	—	(0.052)	(0.200)	(0.097)
(0.144)	(0.260)	(0.278)	(0.319)	(0.468)	(0.393)

$ 4.890	$ 5.200	$ 5.450	$ 5.410	$ 5.930	$ 5.760

(3.10% )	0.08%	5.84%	(3.45% )	11.35%	10.98%

$3,913	$4,718	$5,959	$6,371	$6,964	$5,597
1.65%	1.65%	1.63%	1.55%	1.59%	1.55%

2.00%	1.93%	1.90%	1.92%	2.01%	2.00%
6.05%	4.67%	4.69%	4.60%	4.17%	4.97%

5.70%	4.39%	4.42%	4.23%	3.75%	4.52%
221%	443%	276%	184%	233%	267%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 5.210	$ 5.460	$ 5.410	$ 5.930	$ 5.760	$ 5.550

0.148	0.254	0.264	0.257	0.248	0.291
(0.314)	(0.244)	0.064	(0.458)	0.390	0.312
(0.166)	0.010	0.328	(0.201)	0.638	0.603

(0.144)	(0.260)	(0.278)	(0.267)	(0.268)	(0.296)
—	—	—	(0.052)	(0.200)	(0.097)
(0.144)	(0.260)	(0.278)	(0.319)	(0.468)	(0.393)

$ 4.900	$ 5.210	$ 5.460	$ 5.410	$ 5.930	$ 5.760

(3.08% )	0.08%	6.03%	(3.45% )	11.35%	10.98%

$16,555	$17,976	$20,156	$11,021	$8,196	$5,025
1.65%	1.65%	1.63%	1.55%	1.59%	1.55%

2.00%	1.93%	1.90%	1.92%	2.01%	2.00%
6.05%	4.67%	4.69%	4.60%	4.17%	4.97%

5.70%	4.39%	4.42%	4.23%	3.75%	4.52%
221%	443%	276%	184%	233%	267%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

Six Months Ended	Year Ended		10/1/05[2]
1/31/09[1]	7/31/08	7/31/07	to
(Unaudited)			7/31/06
$ 5.210	$ 5.460	$ 5.410	$ 5.820

0.160	0.282	0.293	0.236
(0.303)	(0.245)	0.064	(0.391)
(0.143)	0.037	0.357	(0.155)

(0.157)	(0.287)	(0.307)	(0.203)
—	—	—	(0.052)
(0.157)	(0.287)	(0.307)	(0.255)

$ 4.910	$ 5.210	$ 5.460	$ 5.410

(2.85% )	0.39%	6.75%	(2.67% )

$317	$377	$250	$23
1.15%	1.15%	1.13%	1.05%

1.60%	1.53%	1.50%	1.52%
6.55%	5.17%	5.19%	5.12%

6.10%	4.79%	4.82%	4.65%
221%	443%	276%	184% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$5.200	$5.450	$5.410	$5.930	$5.760	$5.550

0.173	0.309	0.320	0.313	0.307	0.350
(0.314)	(0.244)	0.055	(0.458)	0.391	0.312
(0.141)	0.065	0.375	(0.145)	0.698	0.662

(0.169)	(0.315)	(0.335)	(0.323)	(0.328)	(0.355)
—	—	—	(0.052)	(0.200)	(0.097)
(0.169)	(0.315)	(0.335)	(0.375)	(0.528)	(0.452)

$4.890	$5.200	$5.450	$5.410	$5.930	$5.760

(2.60% )	1.09%	6.90%	(2.48% )	12.47%	12.10%

$27,565	$36,494	$65,537	$69,357	$52,547	$40,545
0.65%	0.65%	0.63%	0.55%	0.59%	0.55%

1.00%	0.93%	0.90%	0.92%	1.01%	1.00%
7.05%	5.67%	5.69%	5.60%	5.17%	5.97%

6.70%	5.39%	5.42%	5.23%	4.75%	5.52%
221%	443%	276%	184%	233%	267%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
January 31, 2009 (Unaudited)

Delaware Group Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a Fund or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Funds’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2009, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 0.65% of each Fund’s average daily net assets through November 30, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2009, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund was charged $12,405 and $5,066, respectively for these services.

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee for each Fund through November 30, 2009 to no more than 0.25% and 0.50% of average daily net assets, respectively.

At January 31, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fee payable to DMC	$150,480	$51,594
Dividend disbursing, transfer agent, fund accounting
oversight fees and other expenses payable to DSC	70,223	48,293
Distribution fee payable to DDLP	117,004	52,476
Other expenses payable to DMC and affiliates*	12,987	5,691

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended January 31, 2009, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were charged $ 17,688 and $ 7,265, respectively for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$15,107	$4,635

For the six months ended January 31, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$1	$11
Class B	14,408	3,298
Class C	6,306	2,866

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2009, the Funds made purchases and sales of securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$437,873,462	$196,979,592
Purchases of U.S. government securities	133,271,489	34,339,641
Sales other than U.S. government securities	444,689,638	186,122,895
Sales of U.S. government securities	133,047,977	34,645,847

At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$550,528,601	$230,081,566
Aggregate unrealized appreciation	10,463,190	8,528,385
Aggregate unrealized depreciation	(52,921,681)	(23,848,434)
Net unrealized depreciation	$(42,458,491)	$(15,320,049)

Effective August 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Securities	Derivatives	Securities	Derivatives
Level 1	$5,916,459	$—	$2,027,691	$—
Level 2	499,758,365	1,560,604	211,842,686	(742,149)
Level 3	2,395,286	—	891,140	—
Total	$508,070,110	$1,560,604	$214,761,517	$(742,149)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Balance as of 7/31/08	$8,329,449	$3,086,950
Net realized loss	(431,882)	(101,712)
Net change in unrealized appreciation/depreciation	(965,385)	(491,273)
Net purchase, sales, settlements	(332,210)	(145,865)
Net transfers in and/or out of Level 3	(4,204,586)	(1,456,960)
Balance as of 1/31/09	$2,395,286	$891,140
Net change in unrealized appreciation/depreciation
from investments still held as of 1/31/09	(1,226,230)	(451,273)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2009 and the year ended July 31, 2008 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/09*	7/31/08	1/31/09*	7/31/08
Ordinary income	$15,300,231	$31,159,551	$6,756,162	$14,509,045

*Tax information for the period ended January 31, 2009 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$599,639,107	$249,104,004
Undistributed (Distributions in excess of)
ordinary income	(90,340)	611,120
Realized losses 8/1/08 – 1/31/09	(38,382,162)	(15,578,174)
Capital loss carryforwards as of 7/31/08	(3,414,227)	(6,616,539)
Post-October capital losses	(9,790,192)	(52,628)
Post-October currency losses	(602,786)	—
Unrealized depreciation of investments
and foreign currencies	(42,470,945)	(15,323,637)
Net assets	$504,888,455	$212,144,146

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on financial futures contracts, mark-to-market on foreign currency contracts, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008 through January 31, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns losses of mortgage- and asset-backed securities and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2009, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Undistributed (Distributions in excess of)
net investment income	$1,516,073	$156,716
Accumulated realized loss	(1,516,073)	(156,716)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2008 will expire as follows:

	Delaware	Delaware
	Corporate	Extended Duration
Year of Expiration	Bond Fund	Bond Fund
2013	$11,910	$—
2014	519,965	807,298
2015	2,882,352	2,899,754
2016	—	2,909,487
Total	$3,414,227	$6,616,539

For the six months ended January 31, 200 9, the Funds had capital losses which may increase the capital loss carryforwards as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$(38,382,162)	$(15,578,174)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/09	7/31/08	1/31/09	7/31/08
Shares sold:
Class A	16,013,683	15,906,531	9,197,841	16,697,987
Class B	35,026	111,436	6,952	55,654
Class C	3,874,852	2,762,281	480,865	768,966
Class R	579,901	2,148,321	5,733	28,459
Institutional Class	6,918,585	15,935,019	1,041,961	2,090,645

Shares issued upon reinvestment of dividends and distributions:
Class A	1,111,514	2,104,569	887,856	1,684,674
Class B	41,908	95,483	17,292	33,023
Class C	239,574	447,592	66,789	118,437
Class R	58,437	147,161	2,090	3,095
Institutional Class	294,786	489,733	79,927	285,849
	29,168,266	40,148,126	11,787,306	21,766,789

Shares repurchased:
Class A	(15,282,857)	(21,833,650)	(8,010,170)	(20,163,900)
Class B	(640,013)	(1,354,649)	(131,226)	(275,051)
Class C	(2,399,223)	(3,596,943)	(618,108)	(1,130,548)
Class R	(985,033)	(2,872,153)	(15,536)	(4,972)
Institutional Class	(12,433,544)	(9,971,956)	(2,500,831)	(7,387,687)
	(31,740,670)	(39,629,351)	(11,275,871)	(28,962,158)
Net increase (decrease)	(2,572,404)	518,775	511,435	(7,195,369)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares (continued)

For the period ended January 31, 2009 and the year ended July 31, 2008, the following Class B shares were converted to Class A shares:

	Six Months Ended			Year Ended
	1/31/09			7/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond Fund	90,358	90,257	$444,121	181,945	181,720	$990,408
Delaware Extended
Duration Bond Fund	10,208	10,196	51,409	53,478	53,378	287,169

The respective amounts are included in Class B redemptions and Class A subscriptions in the table on previous page and the statements of changes in net assets.

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

The Funds had no amounts outstanding as of January 31, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed.

When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Swap Contracts

Each Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. Each Fund may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that each Fund invests in, such as the corporate bond market. The Funds may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to each Fund on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Swap Contracts (continued)

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if a Fund had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

As the seller of protection in a CDS contract, the Funds would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). As the seller of protection, the Funds would have credit exposure to the reference security (or basket of securities). The Funds will not sell protection in a CDS contract if they cannot otherwise hold the security (or basket of securities). At January 31, 2009, the notional amount of protection sold by Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund totaled $4,455,000 and $ 4,207,500 (0.88% and 1.98%

of net assets), respectively, which reflects the maximum potential amount each Fund could be required to pay under such contracts. See the statements of net assets for a description of swap contracts outstanding.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

11. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

11. Securities Lending (continued)

loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $16,963,211 and $5,485,299 for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund respectively, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statements of net assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

13. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware Delchester® Fund

January 31, 2009

Fixed income mutual fund

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	5

Statement of assets and liabilities	18

Statement of operations	19

Statements of changes in net assets	20

Financial highlights	22

Notes to financial statements	30

About the organization	42

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2008 to January 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 to January 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Delchester® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/08	1/31/09	Expense Ratio	8/1/08 to 1/31/09*
Actual Fund return
Class A	$1,000.00	$808.50	1.16%	$5.29
Class B	1,000.00	809.00	1.87%	8.53
Class C	1,000.00	806.20	1.87%	8.51
Institutional Class	1,000.00	809.70	0.87%	3.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.36	1.16%	$5.90
Class B	1,000.00	1,015.78	1.87%	9.50
Class C	1,000.00	1,015.78	1.87%	9.50
Institutional Class	1,000.00	1,020.82	0.87%	4.43

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and credit quality breakdown
Delaware Delchester® Fund	As of January 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Convertible Bonds	0.59%
Corporate Bonds	92.49%
Basic Industry	11.17%
Brokerage	0.58%
Capital Goods	4.91%
Consumer Cyclical	10.24%
Consumer Non-Cyclical	4.94%
Energy	12.49%
Finance & Investments	2.34%
Media	6.59%
Services Cyclical	9.51%
Services Non-Cyclical	7.44%
Technology & Electronics	1.73%
Telecommunications	14.45%
Utilities	6.10%
Senior Secured Loans	4.01%
Common Stock	0.38%
Convertible Preferred Stock	0.28%
Preferred Stock	0.34%
Warrants	0.00%
Discounted Commercial Paper	2.39%
Securities Lending Collateral	11.03%
Total Value of Securities	111.51%
Obligation to Return Securities Lending Collateral	(11.49%)
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

3

Sector allocation and credit quality breakdown
Delaware Delchester® Fund

Credit quality breakdown (as a % of fixed income investments)
AA	2.39%
A	0.71%
BBB	3.74%
BB	35.70%
B	46.77%
CCC	9.38%
C	0.88%
Not Rated	0.43%
Total	100.00%

4

Statement of net assets
Delaware Delchester® Fund	January 31, 2009 (Unaudited)

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 0.59%
#	Leap Wireless International 144A 4.50% 7/15/14
	exercise price $93.21, expiration date 7/15/14	$589,000	$392,422
	NII Holdings 3.125% 6/15/12
	exercise price $118.32, expiration date 6/15/12	465,000	312,131
#	Virgin Media 144A 6.50% 11/15/16
	exercise price $19.22, expiration date 11/15/16	305,000	139,156
Total Convertible Bonds (cost $743,866)			843,709

Corporate Bonds – 92.49%
Basic Industry – 11.17%
	California Steel Industries 6.125% 3/15/14	640,000	441,600
	Domtar 7.125% 8/15/15	555,000	407,925
@#	Evraz Group 144A 9.50% 4/24/18	1,905,000	1,152,525
	Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,669,000	1,422,360
	Georgia-Pacific
	7.70% 6/15/15	335,000	289,775
	*8.875% 5/15/31	688,000	526,320
	Hexion US Finance 9.75% 11/15/14	480,000	60,000
	Huntsman International
	7.375% 1/1/15	755,000	388,825
	7.875% 11/15/14	515,000	270,375
	Innophos 8.875% 8/15/14	965,000	757,525
@#	Innophos Holdings 144A 9.50% 4/15/12	655,000	486,338
#	MacDermid 144A 9.50% 4/15/17	1,565,000	774,675
	Momentive Performance Materials 9.75% 12/1/14	1,080,000	480,600
	NewPage 10.00% 5/1/12	1,255,000	489,450
•	Noranda Aluminium Acquisition PIK
	6.595% 5/15/15	795,000	306,075
	Norske Skog Canada 8.625% 6/15/11	985,000	462,950
@=	Port Townsend 12.431% 8/27/12	653,800	487,149
@	Potlatch 12.50% 12/1/09	1,796,000	1,899,040
#	Rock-Tenn 144A 9.25% 3/15/16	630,000	620,550
	Rockwood Specialties Group 7.50% 11/15/14	855,000	705,375
#	Ryerson 144A
	•10.568% 11/1/14	535,000	307,625
	12.25% 11/1/15	390,000	245,700
@#	Sappi Papier Holding 144A 6.75% 6/15/12	1,590,000	1,013,107
@#	Severstal 144A 9.75% 7/29/13	580,000	350,900

5

Statement of net assets
Delaware Delchester® Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Steel Dynamics 144A 7.75% 4/15/16	$1,015,000	$817,075
	United States Steel 7.00% 2/1/18	480,000	344,595
#	Vedanta Resources 144A 9.50% 7/18/18	755,000	434,125
•	Verso Paper Holdings 6.943% 8/1/14	350,000	103,250
			16,045,809
Brokerage – 0.58%
	E*Trade Financial 12.50% 11/30/17	570,000	319,200
	LaBranche 11.00% 5/15/12	573,000	508,538
			827,738
Capital Goods – 4.91%
*	Berry Plastics Holding 8.875% 9/15/14	95,000	47,025
	BWAY 10.00% 10/15/10	1,505,000	1,354,500
@	CPG International 10.50% 7/1/13	686,000	387,590
*	Graham Packaging 9.875% 10/15/14	1,415,000	905,600
*	Graphic Packaging International 9.50% 8/15/13	1,605,000	1,227,825
	Greenbrier 8.375% 5/15/15	690,000	376,050
@	Intertape Polymer 8.50% 8/1/14	564,000	372,945
#	Moog 144A 7.25% 6/15/18	595,000	535,500
	RBS Global/Rexnord 11.75% 8/1/16	695,000	455,225
	Thermadyne Holdings 9.50% 2/1/14	895,000	577,275
	Vought Aircraft Industries 8.00% 7/15/11	1,340,000	824,100
			7,063,635
Consumer Cyclical – 10.24%
*	Associated Materials 9.75% 4/15/12	1,095,000	980,025
	Building Materials Corporation of America
	7.75% 8/1/14	555,000	369,075
	Centex
	4.55% 11/1/10	590,000	525,100
	5.125% 10/1/13	235,000	182,125
*	Denny’s Holdings 10.00% 10/1/12	360,000	293,400
*	Dollar General 10.625% 7/15/15	796,000	796,000
	DR Horton
	6.00% 4/15/11	415,000	363,125
	7.875% 8/15/11	875,000	791,875
	Ford Motor Credit
	•4.01% 1/13/12	340,000	211,225
	7.80% 6/1/12	1,550,000	1,058,869
	9.875% 8/10/11	1,065,000	792,279

6

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	GMAC 144A
	6.00% 12/15/11	$120,000	$88,829
	6.625% 5/15/12	275,000	200,874
	6.875% 9/15/11	420,000	330,846
	6.875% 8/28/12	718,000	513,794
*	Goodyear Tire & Rubber 9.00% 7/1/15	375,000	347,813
#	Invista 144A 9.25% 5/1/12	755,000	539,825
	Lear 8.75% 12/1/16	1,765,000	344,175
	Levi Strauss 9.75% 1/15/15	846,000	701,123
	M/I Homes 6.875% 4/1/12	425,000	216,750
	Mobile Mini 6.875% 5/1/15	575,000	411,125
*	Neiman Marcus Group 10.375% 10/15/15	1,157,000	532,220
	Ryland Group
	5.375% 5/15/12	240,000	198,000
	6.875% 6/15/13	850,000	709,750
	Sally Holdings 10.50% 11/15/16	1,030,000	854,900
*	Tenneco 8.625% 11/15/14	1,345,000	416,950
	Toll
	8.25% 2/1/11	1,020,000	994,500
	8.25% 12/1/11	680,000	659,600
*#	TRW Automotive 144A 7.00% 3/15/14	600,000	288,000
			14,712,172
Consumer Non-Cyclical – 4.94%
	ACCO Brands 7.625% 8/15/15	635,000	288,925
	Alliance One International 11.00% 5/15/12	95,000	83,125
	Biomet
	*10.00% 10/15/17	771,000	786,420
	11.625% 10/15/17	175,000	163,625
*	Chiquita Brands International 8.875% 12/1/15	635,000	520,700
	Constellation Brands 8.125% 1/15/12	730,000	728,175
	Cornell 10.75% 7/1/12	280,000	261,100
	Cott Beverages USA 8.00% 12/15/11	395,000	227,125
	Del Monte
	6.75% 2/15/15	290,000	274,050
	8.625% 12/15/12	275,000	280,500
	Iron Mountain
	6.625% 1/1/16	460,000	416,875
	8.00% 6/15/20	555,000	516,150

7

Statement of net assets
Delaware Delchester® Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*	Jarden 7.50% 5/1/17	$861,000	$624,225
	JohnsonDiversey Holdings 10.67% 5/15/13	675,000	506,250
	Tyson Foods 7.85% 4/1/16	530,000	438,202
	Visant Holding 8.75% 12/1/13	1,120,000	991,200
			7,106,647
Energy – 12.49%
	AmeriGas Partners 7.125% 5/20/16	953,000	881,525
	Chesapeake Energy
	6.375% 6/15/15	860,000	731,000
	6.625% 1/15/16	26,000	22,100
	Complete Production Service 8.00% 12/15/16	435,000	306,675
	Compton Petroleum Finance 7.625% 12/1/13	1,756,000	693,620
#	Connacher Oil & Gas 144A 10.25% 12/15/15	1,440,000	547,200
#	Copano Energy 144A 7.75% 6/1/18	615,000	473,550
	Dynergy Holdings 7.75% 6/1/19	560,000	436,800
	El Paso 6.875% 6/15/14	574,000	532,385
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11	910,000	875,875
	Frontier Oil 8.50% 9/15/16	435,000	415,425
	Geophysique-Veritas 7.75% 5/15/17	796,000	573,120
#	Helix Energy Solutions 144A 9.50% 1/15/16	1,220,000	701,500
#	Hilcorp Energy I 144A
	7.75% 11/1/15	732,000	574,620
	9.00% 6/1/16	904,000	741,280
	Inergy Finance
	6.875% 12/15/14	1,256,000	1,092,719
	8.25% 3/1/16	53,000	48,230
	International Coal Group 10.25% 7/15/14	1,110,000	832,500
	Key Energy Services 8.375% 12/1/14	800,000	580,000
	Mariner Energy 8.00% 5/15/17	1,065,000	686,925
	MarkWest Energy Partners 8.75% 4/15/18	1,145,000	827,263
	Massey Energy 6.875% 12/15/13	1,180,000	1,038,399
	OPTI Canada
	7.875% 12/15/14	769,000	346,050
	8.25% 12/15/14	295,000	137,175
	PetroHawk Energy 9.125% 7/15/13	361,000	333,925
#	PetroHawk Energy 144A 7.875% 6/1/15	555,000	467,588
@	Petroleum Development 12.00% 2/15/18	675,000	425,250

8

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Plains Exploration & Production
	7.00% 3/15/17	$562,000	$472,783
	7.625% 6/1/18	170,000	146,200
*	Range Resources 7.25% 5/1/18	530,000	483,625
	Regency Energy Partners 8.375% 12/15/13	931,000	726,180
#	Tennessee Gas Pipeline 144A 8.00% 2/1/16	245,000	244,388
	Whiting Petroleum 7.25% 5/1/13	669,000	555,270
			17,951,145
Finance & Investments – 2.34%
•	Hartford Financial Services Group 8.125% 6/15/38	1,230,000	708,789
	Leucadia National 8.125% 9/15/15	621,000	506,115
•#	Liberty Mutual Group 144A 10.75% 6/15/58	1,110,000	666,937
•#	MetLife Capital Trust X 144A 9.25% 4/8/38	300,000	216,005
@#	Nuveen Investments 144A 10.50% 11/15/15	1,847,000	517,160
	Silicon Valley Bank 6.05% 6/1/17	410,000	323,490
•	USB Capital IX 6.189% 4/15/49	425,000	178,571
•	Wells Fargo Capital XIII 7.70% 12/29/49	350,000	251,148
			3,368,215
Media – 6.59%
#	Charter Communications Operating 144A
	10.875% 9/15/14	2,835,000	2,466,449
#	CSC Holdings 144A
	8.50% 4/15/14	63,000	62,213
	8.50% 6/15/15	745,000	720,788
	Dex Media West 9.875% 8/15/13	1,704,000	498,420
	DirecTV Holdings 8.375% 3/15/13	315,000	318,150
	Echostar DBS 7.125% 2/1/16	380,000	351,500
#	Expedia 144A 8.50% 7/1/16	505,000	401,475
	Lamar Media
	*6.625% 8/15/15	185,000	139,675
	6.625% 8/15/15	1,105,000	834,275
#	LBI Media 144A 8.50% 8/1/17	532,000	188,860
	LIN Television 6.50% 5/15/13	495,000	269,775
	Mediacom 9.50% 1/15/13	490,000	433,650
	Nielsen Finance 10.00% 8/1/14	810,000	720,900
	Quebecor Media 7.75% 3/15/16	952,000	752,080
#	Rainbow National Services 144A 10.375% 9/1/14	485,000	493,488

9

Statement of net assets
Delaware Delchester® Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
	Videotron 6.375% 12/15/15	$190,000	$168,150
#	Videotron 144A 9.125% 4/15/18	650,000	653,250
			9,473,098
Services Cyclical – 9.51%
*	Aramark 8.50% 2/1/15	1,276,000	1,247,289
#	Ashtead Capital 144A 9.00% 8/15/16	465,000	281,325
@	Cardtronics 9.25% 8/15/13	1,326,000	944,775
	Corrections Corporation of America
	6.25% 3/15/13	460,000	449,650
#	Erac USA Finance 144A 6.375% 10/15/17	525,000	342,007
	FTI Consulting
	7.625% 6/15/13	1,044,000	1,012,680
	7.75% 10/1/16	480,000	456,000
@#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12	1,296,000	680,400
	Gaylord Entertainment
	6.75% 11/15/14	360,000	266,400
	8.00% 11/15/13	768,000	593,280
	Global Cash Access 8.75% 3/15/12	787,000	680,755
	Hertz
	8.875% 1/1/14	1,043,000	685,773
	*10.50% 1/1/16	320,000	168,400
	Kansas City Southern de Mexico 9.375% 5/1/12	371,000	355,233
	Lender Processing Services 8.125% 7/1/16	495,000	472,725
	MGM MIRAGE
	6.75% 4/1/13	1,095,000	640,575
	*7.50% 6/1/16	720,000	392,400
*#	MGM MIRAGE 144A 13.00% 11/15/13	360,000	329,400
‡	Northwest Airlines 10.00% 2/1/09	360,000	540
*	Pinnacle Entertainment
	8.25% 3/15/12	120,000	110,400
	8.75% 10/1/13	705,000	652,125
@#	Pokagon Gaming Authority 144A 10.375% 6/15/14	1,626,000	1,430,879
*	RSC Equipment Rental 9.50% 12/1/14	590,000	376,125
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20	945,000	756,699
	8.03% 10/1/20	395,000	336,809
			13,662,644

10

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical – 7.44%
	Advanced Medical Optics 7.50% 5/1/17	$1,225,000	$1,365,875
	Alliance Imaging 7.25% 12/15/12	565,000	525,450
*#	Bausch & Lomb 144A 9.875% 11/1/15	1,660,000	1,464,950
	Casella Waste Systems 9.75% 2/1/13	1,236,000	1,038,240
*	Community Health Systems 8.875% 7/15/15	1,406,000	1,360,305
	HCA
	6.50% 2/15/16	1,150,000	810,750
	9.25% 11/15/16	1,916,000	1,834,570
	HCA PIK 9.625% 11/15/16	291,000	245,168
•	HealthSouth 8.323% 6/15/14	1,180,000	985,300
	Select Medical 7.625% 2/1/15	1,360,000	863,600
	Tenet Healthcare 7.375% 2/1/13	235,000	191,525
			10,685,733
Technology & Electronics – 1.73%
	Amkor Technologies 7.75% 5/15/13	220,000	128,425
	Celestica
	7.625% 7/1/13	160,000	138,400
	7.875% 7/1/11	325,000	308,750
*	Flextronics International 6.25% 11/15/14	510,000	396,525
	Sungard Data Systems
	9.125% 8/15/13	633,000	531,720
	10.25% 8/15/15	1,147,000	785,695
#	Sungard Data Systems 144A 10.625% 5/15/15	245,000	204,575
			2,494,090
Telecommunications – 14.45%
@=‡	Allegiance Telecom 11.75% 2/15/08	2,045,000	0
•	Centennial Communications 7.185% 1/1/13	444,000	439,560
	Cincinnati Bell
	7.00% 2/15/15	640,000	572,800
	7.25% 7/15/13	385,000	369,600
*	Citizens Communications 7.125% 3/15/19	735,000	631,181
	Cricket Communications 9.375% 11/1/14	1,568,000	1,434,720
	Crown Castle International 9.00% 1/15/15	710,000	690,475
#	Digicel 144A 9.25% 9/1/12	1,702,000	1,506,270
	GCI 7.25% 2/15/14	395,000	346,613
	Hughes Network Systems 9.50% 4/15/14	1,070,000	893,450
	Inmarsat Finance 10.375% 11/15/12	1,949,000	1,939,254

11

Statement of net assets
Delaware Delchester® Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Intelsat Jackson Holdings 11.25% 6/15/16	$2,225,000	$2,132,819
#	Intelsat Subsidiary Holding 144A 8.875% 1/15/15	200,000	185,000
	Lucent Technologies 6.45% 3/15/29	918,000	312,120
	MetroPCS Wireless 9.25% 11/1/14	1,790,000	1,666,938
#	Nordic Telephone Holdings 144A 8.875% 5/1/16	628,000	511,820
	Qwest Capital Funding 7.25% 2/15/11	935,000	869,550
	Rogers Wireless 8.00% 12/15/12	470,000	473,525
	Sprint Nextel 6.00% 12/1/16	2,320,000	1,556,581
#	Telesat Canada 144A
	11.00% 11/1/15	730,000	562,100
	12.50% 11/1/17	210,000	141,750
	Time Warner Telecom Holdings 9.25% 2/15/14	686,000	631,120
@#	Vimpelcom 144A 9.125% 4/30/18	1,320,000	838,200
	Virgin Media Finance 8.75% 4/15/14	1,295,000	1,107,225
#	Wind Acquisition Finance 144A 10.75% 12/1/15	195,000	174,525
	Windstream 8.125% 8/1/13	784,000	776,160
			20,763,356
Utilities – 6.10%
	AES
	7.75% 3/1/14	300,000	287,250
	8.00% 10/15/17	976,000	922,320
#	AES 144A 8.00% 6/1/20	455,000	416,325
	Edison Mission Energy 7.625% 5/15/27	745,000	609,038
	Elwood Energy 8.159% 7/5/26	1,001,354	792,061
	Midwest Generation 8.30% 7/2/09	337,716	337,682
	Mirant Americas Generation 8.50% 10/1/21	110,000	94,050
w	Mirant Mid Atlantic Pass Through Trust
	8.625% 6/30/12	434,626	432,453
	Mirant North America 7.375% 12/31/13	1,070,000	1,037,900
	NRG Energy 7.375% 2/1/16	1,354,000	1,293,070
	Orion Power Holdings 12.00% 5/1/10	988,000	1,012,700
	Reliant Energy 7.625% 6/15/14	410,000	337,225
*#	Texas Competitive Electric Holdings 144A
	10.25% 11/1/15	1,596,000	1,189,020
			8,761,094
Total Corporate Bonds (cost $165,695,608)			132,915,376

12

		Principal
		amount (U.S. $)	Value (U.S. $)
«Senior Secured Loans – 4.01%
	Energy Futures Holdings Term Tranche Loan B2
	4.752% 10/10/14	$443,876	$309,912
	Ford Motor Term Tranche Loan B 5.00% 11/29/13	3,148,995	1,158,578
	General Motors Term Tranche Loan B
	2.784% 11/17/13	2,709,862	1,201,051
	Harrah’s Entertainment Term Tranche Loan B2
	4.468% 1/28/15	1,055,000	659,618
	Northwest Airlines 2.39% 8/21/13	495,000	418,275
	Talecris Biotherapeutics 2nd Lien 8.64% 12/6/14	1,195,000	1,018,738
	Toys R Us 7.785% 7/19/12	415,000	213,897
	Univision Communications Term Tranche Loan B
	2.645% 9/15/14	1,475,000	786,669
Total Senior Secured Loans (cost $6,953,801)			5,766,738

		Number of shares
Common Stock – 0.38%
∏@=†	Avado Brands	9,305	0
†	BWAY Holding	9,540	80,709
	Cablevision Systems Class A	4,100	65,723
†	Cardtronics	40,400	34,340
†	Century Communications	2,925,000	0
*†	Delta Air Lines	571	3,939
†	Flextronics International	26,300	68,643
†	Graphic Packaging Holding	77,297	67,248
*†	MGM MIRAGE	6,100	48,800
*†	Mirant	1,301	22,338
*†	NRG Energy	6,350	148,337
∏@=†	Port Townsend	2,335	23
†	Time Warner Cable Class A	53	987
Total Common Stock (cost $3,214,893)			541,087

13

Statement of net assets
Delaware Delchester® Fund

		Number of shares	Value (U.S. $)
	Convertible Preferred Stock – 0.28%
	Crown Castle International 6.25%
	exercise price $36.88,
	expiration date 8/15/12	6,750	$285,188
	Freeport-McMoRan Copper & Gold 6.75%
	exercise price $73.24,
	expiration date 5/1/10	2,650	123,888
	Total Convertible Preferred Stock (cost $434,000)		409,076

	Preferred Stock – 0.34%
#	GMAC 144A 7.00%	891	222,416
•	JPMorgan Chase 7.90%	350,000	266,659
@=	Port Townsend	467	0
	Total Preferred Stock (cost $1,039,253)		489,075

	Warrants – 0.00%
∏@=†	Port Townsend	467	5
†#	Solutia 144A exercise price $7.59,
	expiration date 7/15/09	4,410	0
	Total Warrants (cost $379,128)		5

		Principal
		amount (U.S. $)
	≠Discounted Commercial Paper – 2.39%
	BNP Paribas Finance 0.28% 2/2/09	$3,430,000	3,429,973
	Total Discounted Commercial Paper
	(cost $3,429,973)		3,429,973
	Total Value of Securities Before Securities
	Lending Collateral – 100.48% (cost $181,890,522)		144,395,039

		Number of shares
	Securities Lending Collateral** – 11.03%
	Investment Companies
	Mellon GSL DBT II Collateral Fund	16,230,821	15,845,175
	Mellon GSL DBT II Liquidation Trust	287,257	29
	Total Securities Lending Collateral
	(cost $16,518,078)		15,845,204

14

Total Value of Securities – 111.51%
(cost $198,408,600)	$160,240,243 ©
Obligation to Return Securities
Lending Collateral** – (11.49%)	(16,518,078)
Liabilities Net of Receivables and
Other Assets – (0.02%)	(24,032)
Net Assets Applicable to 63,328,613
Shares Outstanding – 100.00%	$143,698,133

Net Asset Value – Delaware Delchester® Fund
Class A ($114,285,287 / 50,390,684 Shares)	$2.27
Net Asset Value – Delaware Delchester Fund
Class B ($6,586,021 / 2,895,860 Shares)	$2.27
Net Asset Value – Delaware Delchester Fund
Class C ($10,390,667 / 4,561,470 Shares)	$2.28
Net Asset Value – Delaware Delchester Fund
Institutional Class ($12,436,158 / 5,480,599 Shares)	$2.27

Components of Net Assets at January 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$737,190,301
Undistributed net investment income	94,623
Accumulated net realized loss on investments	(555,418,434)
Net unrealized depreciation of investments	(38,168,357)
Total net assets	$143,698,133

†	Non income producing security.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $31,818,962, which represented 22.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $487,177, which represented 0.34% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2009.

15

Statement of net assets
Delaware Delchester® Fund

‡	Non income producing security. Security is currently in default.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $12,079,794, which represented 8.41% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2009, the aggregate amount of restricted securities was $28 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $16,009,518 of securities loaned.

PIK — Pay-in-Kind

Net Asset Value and Offering Price Per Share –
Delaware Delchester Fund
Net asset value Class A (A)	$2.27
Sales charge (4.50% of offering price) (B)	0.11
Offering price	$2.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

16

Statement of assets and liabilities
Delaware Delchester® Fund	January 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $181,890,522)	$144,395,039
Short-term investments held as collateral for loaned securities
(cost $16,518,078)	15,845,204
Receivable for securities sold	1,617,762
Interest receivable	3,943,238
Receivable for fund shares sold	64,419
Securities lending income receivable	13,200
Total assets	165,878,862

Liabilities:
Cash overdraft	506,563
Payable for securities purchased	4,580,860
Obligation to return securities lending collateral	16,518,078
Due to manager and affiliates	134,308
Distributions payable	394,027
Other accrued expenses	46,893
Total liabilities	22,180,729

Total net assets	$143,698,133

See accompanying notes

18

Statement of operations
Delaware Delchester® Fund	Six Months Ended January 31, 2009 (Unaudited)

Investment Income:
Interest	$8,736,093
Dividends	28,833
Securities lending income	96,020	$8,860,946

Expenses:
Management fees	522,815
Distribution expenses – Class A	189,131
Distribution expenses – Class B	40,154
Distribution expenses – Class C	59,701
Dividend disbursing and transfer agent fees and expenses	211,676
Registration fees	33,568
Accounting and administration expenses	32,173
Legal fees	21,916
Reports and statements to shareholders	16,988
Custodian fees	15,662
Audit and tax	13,003
Trustees’ fees	5,842
Pricing fees	5,802
Insurance fees	2,919
Dues and services	1,424
Taxes (other than taxes on income)	934
Consulting fees	703
Trustees’ expenses	456	1,174,867
Less fees waived		(180,021)
Total operating expenses		994,846
Net Investment Income		7,866,100

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments		(20,202,813)
Swap contracts		129,478
Net realized loss		(20,073,335)
Net change in unrealized appreciation/depreciation of investments		(25,082,416)
Net Realized and Unrealized Loss on Investments		(45,155,751)

Net Decrease in Net Assets Resulting from Operations		$(37,289,651)

See accompanying notes

19

Statements of changes in net assets
Delaware Delchester® Fund

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,866,100	$17,911,824
Net realized loss on investments	(20,073,335)	(18,556,752)
Net change in unrealized
appreciation/depreciation of investments	(25,082,416)	(5,657,195)
Net decrease in net assets resulting from operations	(37,289,651)	(6,302,123)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,085,593)	(15,485,976)
Class B	(348,065)	(998,494)
Class C	(520,028)	(1,226,759)
Institutional Class	(610,096)	(1,572,490)
	(7,563,782)	(19,283,719)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,418,395	64,400,282
Class B	51,961	612,143
Class C	618,764	4,113,599
Institutional Class	3,295,710	12,187,369

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,729,357	9,226,706
Class B	207,526	516,443
Class C	323,613	766,425
Institutional Class	621,429	1,472,541
	11,266,755	93,295,508

20

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(16,927,517)	$(104,844,566)
Class B	(1,802,656)	(6,658,964)
Class C	(1,999,447)	(5,799,024)
Institutional Class	(3,067,796)	(19,067,835)
	(23,797,416)	(136,370,389)
Decrease in net assets derived from capital
share transactions	(12,530,661)	(43,074,881)
Net Decrease in Net Assets	(57,384,094)	(68,660,723)

Net Assets:
Beginning of period	201,082,227	269,742,950
End of period (including undistributed net investment
income of $94,623 and $116,987, respectively)	$143,698,133	$201,082,227

See accompanying notes

21

Financial highlights
Delaware Delchester® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$2.950	$3.290	$3.270	$3.320	$3.180	$3.000

0.121	0.235	0.258	0.258	0.243	0.258
(0.685)	(0.323)	0.025	(0.054)	0.155	0.186
(0.564)	(0.088)	0.283	0.204	0.398	0.444

(0.116)	(0.252)	(0.263)	(0.254)	(0.258)	(0.264)
(0.116)	(0.252)	(0.263)	(0.254)	(0.258)	(0.264)

$2.270	$2.950	$3.290	$3.270	$3.320	$3.180

(19.15% )	(2.85% )	8.69%	6.42%	12.84%	15.22%

$114,285	$161,179	$212,798	$225,352	$269,002	$263,960
1.16%	1.16%	1.18%	1.20%	1.25%	1.34%

1.39%	1.27%	1.26%	1.30%	1.27%	1.34%
9.83%	7.41%	7.61%	7.84%	7.36%	8.19%

9.60%	7.30%	7.53%	7.74%	7.34%	8.19%
68%	144%	154%	138%	254%	674%

23

Financial highlights
Delaware Delchester® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

24

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$2.960	$3.300	$3.270	$3.330	$3.180	$3.010

0.113	0.212	0.234	0.234	0.219	0.236
(0.695)	(0.323)	0.035	(0.064)	0.165	0.176
(0.582)	(0.111)	0.269	0.170	0.384	0.412

(0.108)	(0.229)	(0.239)	(0.230)	(0.234)	(0.242)
(0.108)	(0.229)	(0.239)	(0.230)	(0.234)	(0.242)

$2.270	$2.960	$3.300	$3.270	$3.330	$3.180

(19.10% )	(3.85% )	8.23%	5.34%	12.37%	14.02%

$6,586	$10,436	$17,395	$28,314	$45,973	$62,243
1.87%	1.87%	1.89%	1.91%	1.97%	2.06%

2.10%	1.98%	1.97%	2.01%	1.99%	2.06%
9.12%	6.70%	6.90%	7.13%	6.64%	7.48%

8.89%	6.59%	6.82%	7.03%	6.62%	7.48%
68%	144%	154%	138%	254%	674%

25

Financial highlights
Delaware Delchester® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$2.960	$3.300	$3.280	$3.330	$3.180	$3.010

0.113	0.212	0.234	0.234	0.219	0.235
(0.685)	(0.323)	0.025	(0.054)	0.165	0.176
(0.572)	(0.111)	0.259	0.180	0.384	0.411

(0.108)	(0.229)	(0.239)	(0.230)	(0.234)	(0.241)
(0.108)	(0.229)	(0.239)	(0.230)	(0.234)	(0.241)

$2.280	$2.960	$3.300	$3.280	$3.330	$3.180

(19.38% )	(3.54% )	7.89%	5.65%	12.35%	14.00%

$10,391	$14,796	$17,549	$12,706	$16,271	$15,337
1.87%	1.87%	1.89%	1.91%	1.97%	2.06%

2.10%	1.98%	1.97%	2.01%	1.99%	2.06%
9.12%	6.70%	6.90%	7.13%	6.64%	7.48%

8.89%	6.59%	6.82%	7.03%	6.62%	7.48%
68%	144%	154%	138%	254%	674%

27

Financial highlights
Delaware Delchester® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

28

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$2.950	$3.290	$3.270	$3.320	$3.180	$3.000

0.125	0.244	0.268	0.267	0.252	0.267
(0.685)	(0.323)	0.025	(0.054)	0.155	0.186
(0.560)	(0.079)	0.293	0.213	0.407	0.453

(0.120)	(0.261)	(0.273)	(0.263)	(0.267)	(0.273)
(0.120)	(0.261)	(0.273)	(0.263)	(0.267)	(0.273)

$2.270	$2.950	$3.290	$3.270	$3.320	$3.180

(19.03% )	(2.57% )	9.00%	6.72%	13.16%	15.17%

$12,436	$14,671	$22,001	$16,145	$17,382	$19,027
0.87%	0.87%	0.89%	0.91%	0.97%	1.06%

1.10%	0.98%	0.97%	1.01%	0.99%	1.06%
10.12%	7.70%	7.90%	8.13%	7.64%	8.48%

9.89%	7.59%	7.82%	8.03%	7.62%	8.48%
68%	144%	154%	138%	254%	674%

29

Notes to financial statements
Delaware Delchester® Fund	January 31, 2009 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Delchester Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of January 31, 2009, Class R has not commenced operations.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because,

30

among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific

31

Notes to financial statements
Delaware Delchester® Fund

1. Significant Accounting Policies (continued)

securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended January 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”)), do not exceed 0.87% of average daily net assets of the Fund through November 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2009, the Fund was charged $ 4,022 for these services.

32

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit distribution and service fees through November 30, 2009 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At January 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$53,687
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	33,886
Distribution fee payable to DDLP	42,217
Other expenses payable to DMC and affiliates*	4,518

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, custodian fees, and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2009, the Fund was charged $5,547 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2009, DDLP earned $1,955 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2009, DDLP received gross CDSC commissions of $5,612 and $112 on redemption of the Fund’s Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

33

Notes to financial statements
Delaware Delchester® Fund

3. Investments

For the six months ended January 31, 2009, the Fund made purchases of $53,431,534 and sales of $62,638,102 of investment securities other than short-term investments.

At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments was $200,039,757. At January 31, 2009, net unrealized depreciation was $39,799,514, of which $1,451,017 related to unrealized appreciation of investments and $41,250,531 related to unrealized depreciation of investments.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$541,064
Level 2	159,211,973
Level 3	487,206
Total	$160,240,243

34

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$776,535
Net change in unrealized appreciation/depreciation	747,241
Net transfers in and/or out of Level 3	(1,036,570)
Balance as of 1/31/09	$487,206

Net change in unrealized appreciation/depreciation on
investments still held as of 1/31/09	$(15,483)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2009 and year ended July 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/09*	7/31/08
Ordinary income	$7,563,782	$19,283,719

*Tax information for the period ended January 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$737,190,301
Undistributed ordinary income	115,323
Realized losses 8/1/08 – 1/31/09	(27,344,781)
Post-October losses	(8,475,332)
Capital loss carryforwards	(517,967,164)
Other temporary differences	(20,700)
Unrealized depreciation of investments	(39,799,514)
Net assets	$143,698,133

35

Notes to financial statements
Delaware Delchester® Fund

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

Post-October losses represent losses realized on investments transactions from November 1, 2008 through January 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed net investment income	$(324,682)
Accumulated net realized loss	324,682

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2008 will expire as follows: $284,053,994 expires in 2009, $211,481,773 expires in 2010, $20,031,318 expires in 2011 and $2,400,079 expires in 2016.

For the six months ended January 31, 2009, the Fund had capital loss of $27,344,781, which may increase the capital loss carryforwards.

36

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
Shares sold:
Class A	1,033,236	19,852,319
Class B	22,780	192,316
Class C	266,954	1,291,466
Institutional Class	1,585,825	3,865,019

Shares issued upon reinvestment of dividends and distributions:
Class A	1,558,000	2,925,488
Class B	86,071	163,266
Class C	134,623	242,763
Institutional Class	260,496	467,338
	4,947,985	28,999,975

Shares repurchased:
Class A	(6,905,204)	(32,769,685)
Class B	(744,804)	(2,098,798)
Class C	(840,301)	(1,848,839)
Institutional Class	(1,340,111)	(6,044,007)
	(9,830,420)	(42,761,329)
Net decrease	(4,882,435)	(13,761,354)

For the six months ended January 31, 2009 and year ended July 31, 2008, 196,301 Class B shares were converted to 197,155 Class A shares valued at $464,979 and 740,153 Class B shares were converted to 742,494 Class A shares valued at $2,351,004, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

37

Notes to financial statements
Delaware Delchester® Fund

7. Line of Credit (continued)

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of January 31, 2009, or at any time during the period then ended.

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied

38

to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended January 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There were no swap contracts outstanding at January 31, 2009.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so.

39

Notes to financial statements
Delaware Delchester® Fund

9. Securities Lending (continued)

The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $16,009,518, for which the Fund received collateral, comprised of non-cash collateral valued at $158,750, and cash collateral of $16,518,078. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight,

40

the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Proposed Fund Merger

On November 19, 2008, the Fund’s Board approved a proposal to merge the Delaware Delchester® Fund into the Delaware High Yield Opportunities Fund. Effective as of the close of business on December 8, 2008, the Delaware Delchester Fund was closed to new investors. Although, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed merger. A meeting of shareholders for Delaware Delchester Fund was held on March 12, 2009 and shareholders approved the merger. The merger is currently expected to take place on or about April 17, 2009.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

41

About the organization

This semiannual report is for the information of Delaware Delchester® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

42

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

43

Semiannual report

Delaware High-Yield Opportunities Fund

January 31, 2009

Fixed income mutual fund

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	5

Statement of assets and liabilities	18

Statement of operations	19

Statements of changes in net assets	20

Financial highlights	22

Notes to financial statements	32

About the organization	43

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2008 to January 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 to January 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/08	1/31/09	Expense Ratio	8/1/08 to 1/31/09*
Actual Fund return
Class A	$1,000.00	$803.30	1.13%	$5.14
Class B	1,000.00	800.50	1.83%	8.30
Class C	1,000.00	800.40	1.83%	8.30
Class R	1,000.00	803.10	1.33%	6.04
Institutional Class	1,000.00	804.60	0.83%	3.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.51	1.13%	$5.75
Class B	1,000.00	1,015.98	1.83%	9.30
Class C	1,000.00	1,015.98	1.83%	9.30
Class R	1,000.00	1,018.50	1.33%	6.77
Institutional Class	1,000.00	1,021.02	0.83%	4.23

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and credit quality breakdown
Delaware High-Yield Opportunities Fund	As of January 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Convertible Bonds	0.70%
Corporate Bonds	91.19%
Basic Industry	9.68%
Brokerage	0.49%
Capital Goods	5.67%
Consumer Cyclical	10.04%
Consumer Non-Cyclical	4.94%
Energy	11.98%
Finance & Investments	2.17%
Media	6.18%
Real Estate	0.58%
Services Cyclical	9.38%
Services Non-Cyclical	7.83%
Technology & Electronics	1.98%
Telecommunications	14.33%
Utilities	5.94%
Senior Secured Loans	4.20%
Common Stock	0.33%
Convertible Preferred Stock	0.28%
Preferred Stock	0.32%
Warrants	0.00%
Repurchase Agreements	4.22%
Securities Lending Collateral	11.27%
Total Value of Securities	112.51%
Obligation to Return Securities Lending Collateral	(11.70%)
Liabilities Net of Receivables and Other Assets	(0.81%)
Total Net Assets	100.00%

3

Sector allocation and credit quality breakdown
Delaware High-Yield Opportunities Fund

Credit quality breakdown (as a % of fixed income investments)
AAA	3.19%
A	0.59%
BBB	4.78%
BB	36.06%
B	45.16%
CCC	8.88%
C	0.86%
Not Rated	0.48%
Total	100.00%

4

Statement of net assets
Delaware High-Yield Opportunities Fund	January 31, 2009 (Unaudited)

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 0.70%
	DR Horton 5.875% 7/1/13
	exercise price $102.94, expiration date 7/1/13	$305,000	$233,325
#	Leap Wireless International 144A 4.50% 7/15/14
	exercise price $93.21, expiration date 7/15/14	475,000	316,468
†	Mirant (Escrow) 2.50% 6/15/21
	exercise price $67.95, expiration date 6/15/21	450,000	0
	NII Holdings 3.125% 6/15/12
	exercise price $118.32, expiration date 6/15/12	375,000	251,719
#	Virgin Media 144A 6.50% 11/15/16
	exercise price $19.22, expiration date 11/15/16	275,000	125,469
Total Convertible Bonds (cost $845,600)			926,981

Corporate Bonds – 91.19%
Basic Industry – 9.68%
	California Steel Industries 6.125% 3/15/14	525,000	362,250
	Domtar 7.125% 8/15/15	440,000	323,400
@#	Evraz Group 144A 9.50% 4/24/18	1,535,000	928,675
	Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,352,000	1,152,205
	Georgia-Pacific
	7.70% 6/15/15	275,000	237,875
	8.875% 5/15/31	562,000	429,930
	Hexion US Finance 9.75% 11/15/14	395,000	49,375
	Huntsman International
	7.375% 1/1/15	630,000	324,450
	7.875% 11/15/14	460,000	241,500
	Innophos 8.875% 8/15/14	830,000	651,550
@#	Innophos Holdings 144A 9.50% 4/15/12	465,000	345,263
#	MacDermid 144A 9.50% 4/15/17	1,286,000	636,570
*	Momentive Performance Materials 9.75% 12/1/14	860,000	382,700
	NewPage 10.00% 5/1/12	1,035,000	403,650
•	Noranda Aluminium Acquisition PIK 6.595% 5/15/15	655,000	252,175
	Norske Skog Canada 8.625% 6/15/11	795,000	373,650
=@	Port Townsend 12.431% 8/27/12	266,000	198,198
@	Potlatch 12.50% 12/1/09	888,000	938,946
#	Rock-Tenn 144A 9.25% 3/15/16	460,000	453,100
	Rockwood Specialties Group 7.50% 11/15/14	675,000	556,875

5

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Ryerson 144A
	*•10.568% 11/1/14	$440,000	$253,000
	12.25% 11/1/15	400,000	252,000
@#	Sappi Papier Holding 144A 6.75% 6/15/12	1,300,000	828,326
@#	Severstal 144A 9.75% 7/29/13	470,000	284,350
#	Steel Dynamics 144A 7.75% 4/15/16	825,000	664,125
	United States Steel 7.00% 2/1/18	1,250,000	897,384
#	Vedanta Resources 144A 9.50% 7/18/18	610,000	350,750
•	Verso Paper Holdings 6.943% 8/1/14	315,000	92,925
			12,865,197
Brokerage – 0.49%
	E*Trade Financial 12.50% 11/30/17	515,000	288,400
	LaBranche 11.00% 5/15/12	414,000	367,425
			655,825
Capital Goods – 5.67%
*	Berry Plastics Holdings 8.875% 9/15/14	80,000	39,600
	BWAY 10.00% 10/15/10	1,395,000	1,255,500
@	CPG International 10.50% 7/1/13	488,000	275,720
*	Graham Packaging 9.875% 10/15/14	1,145,000	732,800
*	Graphic Packaging International 9.50% 8/15/13	1,295,000	990,675
	Greenbrier 8.375% 5/15/15	635,000	346,075
@	Intertape Polymer 8.50% 8/1/14	401,000	265,161
	L-3 Communications 7.625% 6/15/12	780,000	777,075
#	Moog 144A 7.25% 6/15/18	460,000	414,000
	Owens-Brockway Glass Container 6.75% 12/1/14	870,000	822,150
*	RBS Global/Rexnord 11.75% 8/1/16	640,000	419,200
	Thermadyne Holdings 9.50% 2/1/14	835,000	538,575
	Vought Aircraft Industries 8.00% 7/15/11	1,080,000	664,200
			7,540,731
Consumer Cyclical – 10.04%
*	Associated Materials 9.75% 4/15/12	895,000	801,025
	Building Materials Corporation of America
	7.75% 8/1/14	500,000	332,500
	Centex
	4.55% 11/1/10	900,000	801,000
	5.125% 10/1/13	145,000	112,375
*	Denny’s Holdings 10.00% 10/1/12	290,000	236,350
*	Dollar General 10.625% 7/15/15	645,000	645,000

6

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	DR Horton
	6.00% 4/15/11	$250,000	$218,750
	7.875% 8/15/11	795,000	719,475
	Ford Motor Credit
	•4.01% 1/13/12	300,000	186,375
	7.80% 6/1/12	1,445,000	987,140
	9.875% 8/10/11	985,000	732,765
#	GMAC 144A
	6.00% 12/15/11	150,000	111,036
	6.625% 5/15/12	224,000	163,621
	6.875% 9/15/11	445,000	350,539
	6.875% 8/28/12	576,000	412,180
*	Goodyear Tire & Rubber 9.00% 7/1/15	730,000	677,075
#	Invista 144A 9.25% 5/1/12	700,000	500,500
	Lear 8.75% 12/1/16	1,438,000	280,410
	Levi Strauss 9.75% 1/15/15	780,000	646,425
	M/I Homes 6.875% 4/1/12	350,000	178,500
	Mobile Mini 6.875% 5/1/15	470,000	336,050
*	Neiman Marcus Group 10.375% 10/15/15	1,090,000	501,400
	Ryland Group 6.875% 6/15/13	1,070,000	893,450
	Sally Holdings 10.50% 11/15/16	810,000	672,300
*	Tenneco 8.625% 11/15/14	995,000	308,450
	Toll
	8.25% 2/1/11	1,030,000	1,004,250
	8.25% 12/1/11	315,000	305,550
*#	TRW Automotive 144A 7.00% 3/15/14	480,000	230,400
			13,344,891
Consumer Non-Cyclical – 4.94%
	ACCO Brands 7.625% 8/15/15	435,000	197,925
	Alliance One International 11.00% 5/15/12	90,000	78,750
	Biomet
	*10.00% 10/15/17	740,000	754,800
	11.625% 10/15/17	145,000	135,575
*	Chiquita Brands International 8.875% 12/1/15	510,000	418,200
*	Constellation Brands 8.125% 1/15/12	660,000	658,350
	Cornell 10.75% 7/1/12	225,000	209,813
	Cott Beverages USA 8.00% 12/15/11	360,000	207,000

7

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Del Monte
	6.75% 2/15/15	$235,000	$222,075
	8.625% 12/15/12	190,000	193,800
	Iron Mountain
	6.625% 1/1/16	415,000	376,094
	*8.00% 6/15/20	410,000	381,300
*	Jarden 7.50% 5/1/17	780,000	565,500
	JohnsonDiversey Holdings 10.67% 5/15/13	625,000	468,750
	National Beef Packing 10.50% 8/1/11	553,000	428,575
	Pinnacle Foods Finance 9.25% 4/1/15	155,000	124,775
	Tyson Foods 7.35% 4/1/16	435,000	359,657
	Visant Holding 8.75% 12/1/13	890,000	787,649
			6,568,588
Energy – 11.98%
	AmeriGas Partners 7.125% 5/20/16	982,000	908,349
	Chesapeake Energy
	6.375% 6/15/15	187,000	158,950
	6.625% 1/15/16	711,000	604,350
	7.25% 12/15/18	175,000	147,438
	Complete Production Service 8.00% 12/15/16	415,000	292,575
	Compton Petroleum Finance 7.625% 12/1/13	1,358,000	536,410
#	Connacher Oil & Gas 144A 10.25% 12/15/15	1,175,000	446,500
#	Copano Energy 144A 7.75% 6/1/18	460,000	354,200
	Dynergy Holdings 7.75% 6/1/19	820,000	639,600
	El Paso 6.875% 6/15/14	810,000	751,275
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11	418,000	402,325
*	Frontier Oil 8.50% 9/15/16	360,000	343,800
	Geophysique-Veritas
	7.50% 5/15/15	170,000	124,525
	7.75% 5/15/17	636,000	457,920
#	Helix Energy Solutions 144A 9.50% 1/15/16	1,135,000	652,625
#	Hilcorp Energy I 144A
	7.75% 11/1/15	607,000	476,495
	9.00% 6/1/16	652,000	534,640
	Inergy Finance
	6.875% 12/15/14	446,000	388,020
	8.25% 3/1/16	579,000	526,890

8

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	International Coal Group 10.25% 7/15/14	$910,000	$682,500
	KCS Energy 7.125% 4/1/12	375,000	328,125
	Key Energy Services 8.375% 12/1/14	670,000	485,750
	Mariner Energy 8.00% 5/15/17	915,000	590,175
	MarkWest Energy Partners 8.75% 4/15/18	835,000	603,288
	Massey Energy 6.875% 12/15/13	1,088,000	957,439
	OPTI Canada
	7.875% 12/15/14	550,000	247,500
	8.25% 12/15/14	493,000	229,245
	PetroHawk Energy 9.125% 7/15/13	337,000	311,725
#	PetroHawk Energy 144A 10.50% 8/1/14	140,000	134,050
@	Petroleum Development 12.00% 2/15/18	545,000	343,350
	Plains Exploration & Production
	7.00% 3/15/17	423,000	355,849
	7.625% 6/1/18	275,000	236,500
	Range Resources 7.25% 5/1/18	430,000	392,375
	Regency Energy Partners 8.375% 12/15/13	791,000	616,980
#	Tennessee Gas Place 144A 8.00% 2/1/16	225,000	224,438
	Whiting Petroleum 7.25% 5/1/13	537,000	445,710
			15,931,886
Finance & Investments – 2.17%
•	Hartford Financial Services Group 8.125% 6/15/38	1,125,000	648,283
	Leucadia National 8.125% 9/15/15	463,000	377,345
•#	Liberty Mutual Group 144A 10.75% 6/15/58	990,000	594,836
•#	MetLife Capital Trust X 144A 9.25% 4/8/38	300,000	216,005
@#	Nuveen Investments 144A 10.50% 11/15/15	1,698,000	475,440
	Silicon Valley Bank 6.05% 6/1/17	290,000	228,810
•	USB Capital IX 6.189% 4/15/49	340,000	142,857
•	Wells Fargo Capital XIII 7.70% 12/29/49	280,000	200,918
			2,884,494
Media – 6.18%
#	Charter Communications Operating 144A
	10.875% 9/15/14	2,390,000	2,079,300
#	CSC Holdings 144A
	8.50% 4/15/14	89,000	87,888
	8.50% 6/15/15	600,000	580,500
	Dex Media West 9.875% 8/15/13	1,289,000	377,033
	DirecTV Holdings 8.375% 3/15/13	278,000	280,780

9

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
	Echostar DBS 7.125% 2/1/16	$335,000	$309,875
#	Expedia 144A 8.50% 7/1/16	420,000	333,900
	Lamar Media
	*6.625% 8/15/15	135,000	101,925
	6.625% 8/15/15	815,000	615,325
#	LBI Media 144A 8.50% 8/1/17	384,000	136,320
	LIN Television 6.50% 5/15/13	575,000	313,375
	Mediacom 9.50% 1/15/13	395,000	349,575
	Nielsen Finance 10.00% 8/1/14	735,000	654,150
#	Nielsen Finance 144A 11.625% 2/1/14	120,000	110,700
	Quebecor Media 7.75% 3/15/16	773,000	610,670
#	Rainbow National Services 144A 10.375% 9/1/14	388,000	394,790
#	Videotron 144A 9.125% 4/15/18	875,000	879,375
			8,215,481
Real Estate – 0.58%
	Host Hotels & Resorts 7.125% 11/1/13	885,000	769,950
			769,950
Services Cyclical – 9.38%
*	Aramark 8.50% 2/1/15	1,625,000	1,588,437
#	Ashtead Capital 144A 9.00% 8/15/16	430,000	260,150
@	Cardtronics
	9.25% 8/15/13	345,000	245,813
	9.25% 8/15/13	762,000	542,925
	Corrections Corporation of America 6.25% 3/15/13	370,000	361,675
#	Erac USA Finance 144A 6.375% 10/15/17	470,000	306,177
	FTI Consulting 7.625% 6/15/13	1,526,000	1,480,219
@#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12	1,145,000	601,125
	Gaylord Entertainment
	6.75% 11/15/14	295,000	218,300
	8.00% 11/15/13	612,000	472,770
	Global Cash Access 8.75% 3/15/12	789,000	682,485
	Hertz
	8.875% 1/1/14	942,000	619,365
	10.50% 1/1/16	295,000	155,244
	Kansas City Southern de Mexico 9.375% 5/1/12	346,000	331,295
	Lender Processing Services 8.125% 7/1/16	405,000	386,775

10

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
*	MGM MIRAGE
	6.75% 4/1/13	$1,105,000	$646,425
	7.50% 6/1/16	590,000	321,550
*#	MGM MIRAGE 144A 13.00% 11/15/13	425,000	388,875
*‡	Northwest Airlines 10.00% 2/1/09	215,000	323
	Pinnacle Entertainment
	8.25% 3/15/12	85,000	78,200
	*8.75% 10/1/13	675,000	624,375
@#	Pokagon Gaming Authority 144A 10.375% 6/15/14	1,327,000	1,167,760
	RSC Equipment Rental 9.50% 12/1/14	475,000	302,813
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20	560,000	448,414
	8.03% 10/1/20	285,000	243,014
			12,474,504
Services Non-Cyclical – 7.83%
	Advanced Medical Optics 7.50% 5/1/17	930,000	1,036,950
	Alliance Imaging 7.25% 12/15/12	465,000	432,450
	Allied Waste North America
	6.875% 6/1/17	325,000	315,741
	7.125% 5/15/16	230,000	224,563
	*7.25% 3/15/15	200,000	194,235
*#	Bausch & Lomb 144A 9.875% 11/1/15	1,475,000	1,301,688
	Casella Waste Systems 9.75% 2/1/13	1,107,000	929,880
*	Community Health Systems 8.875% 7/15/15	1,310,000	1,267,425
	HCA
	6.50% 2/15/16	1,090,000	768,450
	*9.25% 11/15/16	1,860,000	1,780,949
	HCA PIK 9.625% 11/15/16	231,000	194,618
•	HealthSouth 8.323% 6/15/14	865,000	722,275
	Select Medical 7.625% 2/1/15	1,220,000	774,700
	Tenet Healthcare 7.375% 2/1/13	570,000	464,550
			10,408,474
Technology & Electronics – 1.98%
	Amkor Technologies 7.75% 5/15/13	200,000	116,750
	Celestica
	7.625% 7/1/13	490,000	423,850
	7.875% 7/1/11	255,000	242,250

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
	Flextronics International
	*6.25% 11/15/14	$405,000	$314,888
	6.50% 5/15/13	370,000	305,250
	Sungard Data Systems
	9.125% 8/15/13	652,000	547,680
	10.25% 8/15/15	922,000	631,570
*#	Sungard Data Systems 144A 10.625% 5/15/15	55,000	45,925
			2,628,163
Telecommunications – 14.33%
‡@=	Allegiance Telecom 11.75% 2/15/08	255,000	0
•	Centennial Communications 7.185% 1/1/13	368,000	364,320
	Cincinnati Bell
	7.00% 2/15/15	515,000	460,925
	7.25% 7/15/13	310,000	297,600
*	Citizens Communications 7.125% 3/15/19	1,060,000	910,275
	Cricket Communications 9.375% 11/1/14	1,579,000	1,444,785
	Crown Castle International 9.00% 1/15/15	655,000	636,988
#	Digicel 144A 9.25% 9/1/12	1,323,000	1,170,855
	GCI 7.25% 2/15/14	320,000	280,800
	Hughes Network Systems 9.50% 4/15/14	875,000	730,625
	Inmarsat Finance 10.375% 11/15/12	1,631,000	1,622,845
	Intelsat Jackson Holdings 11.25% 6/15/16	2,141,000	2,058,597
#	Intelsat Subsidiary Holding 144A 8.875% 1/15/15	285,000	263,625
	Lucent Technologies 6.45% 3/15/29	721,000	245,140
	MetroPCS Wireless 9.25% 11/1/14	1,691,000	1,574,744
#	MetroPCS Wireless 144A 9.25% 11/1/14	205,000	189,113
#	Nordic Telephone Holdings 144A 8.875% 5/1/16	515,000	419,725
*	Qwest Capital Funding 7.25% 2/15/11	753,000	700,290
	Rogers Wireless 8.00% 12/15/12	375,000	377,813
	Sprint Capital 8.375% 3/15/12	300,000	240,153
	Sprint Nextel 6.00% 12/1/16	1,880,000	1,261,367
#	Telesat Canada 144A
	11.00% 11/1/15	590,000	454,300
	12.50% 11/1/17	300,000	202,500
	Time Warner Telecom Holdings 9.25% 2/15/14	539,000	495,880
@#	Vimpelcom 144A 9.125% 4/30/18	1,200,000	762,000

12

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Virgin Media Finance 8.75% 4/15/14	$1,105,000	$944,775
#	Wind Acquisition Finance 144A 10.75% 12/1/15	160,000	143,200
	Windstream 8.125% 8/1/13	816,000	807,840
			19,061,080
Utilities – 5.94%
	AES 8.00% 10/15/17	775,000	732,375
#	AES 144A
	8.00% 6/1/20	320,000	292,800
	8.75% 5/15/13	278,000	280,085
	Edison Mission Energy 7.625% 5/15/27	905,000	739,838
	Elwood Energy 8.159% 7/5/26	862,621	682,324
	Midwest Generation 8.30% 7/2/09	125,959	125,946
	Mirant Americas Generation 8.50% 10/1/21	600,000	513,000
w	Mirant Mid Atlantic Pass Through Trust
	8.625% 6/30/12	401,032	399,027
	Mirant North America 7.375% 12/31/13	577,000	559,690
	NRG Energy
	7.375% 2/1/16	1,215,000	1,160,324
	7.375% 1/15/17	85,000	79,900
	Orion Power Holdings 12.00% 5/1/10	777,000	796,425
	Reliant Energy 7.625% 6/15/14	675,000	555,188
#	Texas Competitive Electric Holdings 144A
	10.25% 11/1/15	1,315,000	979,675
			7,896,597
Total Corporate Bonds (cost $147,208,227)			121,245,861

«Senior Secured Loans – 4.20%
	Energy Futures Holdings Term Tranche Loan B2
	4.752% 10/10/14	369,066	257,680
	Ford Motor Term Tranche Loan B 5.00% 11/29/13	2,820,008	1,037,537
	General Motors Term Tranche Loan B
	2.784% 11/17/13	2,458,155	1,089,491
	Harrah’s Entertainment Term Tranche Loan B
	4.468% 1/28/15	945,000	590,842
	Northwest Airlines 2.39% 8/21/13	460,000	388,700
	Talecris Biotherapeutics 2nd Lien 8.64% 12/6/14	970,000	826,925

13

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
«Senior Secured Loans (continued)
	Toys R Us 7.785% 7/19/12	$1,310,000	$675,194
	Univision Communications Term Tranche Loan B
	2.645% 9/15/14	1,330,000	709,336
Total Senior Secured Loans (cost $6,468,032)			5,575,705

		Number of shares
Common Stock – 0.33%
∏@=†	Avado Brands	906	0
†	BWAY Holding	7,765	65,692
	Cablevision Systems Class A	3,300	52,899
*†	Cardtronics	32,600	27,710
†	Century Communications	1,325,000	0
*†	Delta Air Lines	339	2,341
†	Flextronics International	21,200	55,332
†	Graphic Packaging Holding	71,530	62,231
*†	MGM MIRAGE	5,400	43,200
†	Mirant	474	8,139
*†	NRG Energy	5,150	120,303
=∏@†	Port Townsend	950	10
†	Time Warner Cable Class A	16	298
†	USGen	250,000	0
Total Common Stock (cost $1,249,994)			438,155

Convertible Preferred Stock – 0.28%
	Crown Castle International 6.25%
	exercise price $19.97, expiration date 8/15/12	6,250	264,063
	Freeport-McMoRan Copper & Gold 6.75%
	exercise price $73.24, expiration date 5/1/10	2,350	109,863
Total Convertible Preferred Stock (cost $396,094)			373,926

Preferred Stock – 0.32%
#	GMAC 144A 9.00%	860	214,677
•	JPMorgan Chase 7.00%	280,000	213,328
=@	Port Townsend	190	0
Total Preferred Stock (cost $698,890)			428,005

14

		Number of shares	Value (U.S. $)
	Warrants – 0.00%
∏=@†	Port Townsend	190	$2
†#	Solutia 144A exercise price $7.59,
	expiration date 7/15/09	450	0
	Total Warrants (cost $42,841)		2

		Principal
		amount (U.S. $)
	Repurchase Agreements** – 4.22%
	BNP Paribas 0.21%, dated 1/30/09, to be
	repurchased on 2/2/09, repurchase price
	$5,612,098 (collateralized by U.S. Government
	obligations, 6.00%, 8/15/09 - 10/22/09;
	market value $5,725,984)	$5,612,000	5,612,000
	Total Repurchase Agreements (cost $5,612,000)		5,612,000

	Total Value of Securities Before Securities
	Lending Collateral – 101.24% (cost $162,521,678)		134,600,635

		Number of shares
	Securities Lending Collateral*** – 11.27%
	Investment Companies
	Mellon GSL DBT II Collateral Fund	15,307,045	14,988,912
	Mellon GSL DBT II Liquidation Trust	254,787	25
	Total Securities Lending Collateral (cost $15,561,832)		14,988,937

	Total Value of Securities – 112.51%
	(cost $178,083,510)		149,589,572 ©
	Obligation to Return Securities
	Lending Collateral*** – (11.70%)		(15,561,832)
	Liabilities Net of Receivables and
	Other Assets – (0.81%)		(1,072,801)
	Net Assets Applicable to 44,761,234
	Shares Outstanding – 100.00%		$132,954,939

15

Statement of net assets
Delaware High-Yield Opportunities Fund

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($64,491,227 / 21,713,545 Shares)	$2.97
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($4,872,458 / 1,642,347 Shares)	$2.97
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($13,596,923 / 4,575,817 Shares)	$2.97
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($10,547,554 / 3,544,314 Shares)	$2.98
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($39,446,777 / 13,285,211 Shares)	$2.97

Components of Net Assets at January 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$194,291,025
Undistributed net investment income	90,538
Accumulated net realized loss on investments	(32,932,687)
Net unrealized depreciation of investments	(28,493,937)
Total net assets	$132,954,939

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 9 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $26,870,382, which represented 20.21% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $198,210, which represented 0.15% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2009.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

16

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $8,894,492, which represented 6.69% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted security. These Investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit its liquidity. At January 31, 2009, the aggregate amount of restricted securities was $12 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $15,078,604 of securities loaned.

PIK — Pay-in-Kind

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$2.97
Sales charge (4.50% of offering price) (B)	0.14
Offering price	$3.11

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes

17

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $162,521,678)	$134,600,635
Short-term investments held as collateral for
loaned securities (cost $15,561,832)	14,988,937
Receivable for securities sold	1,029,971
Interest receivable	3,540,747
Receivable for fund shares sold	357,394
Securities lending income receivable	9,823
Total assets	154,527,507

Liabilities:
Cash overdraft	233,507
Payable for securities purchased	4,841,387
Obligation to return securities lending collateral	15,561,832
Distributions payable	362,162
Payable for fund shares redeemed	425,732
Due to manager and affiliates	122,380
Other accrued expenses	25,568
Total liabilities	21,572,568

Total net assets	$132,954,939

See accompanying notes

18

Statement of operations
Delaware High-Yield Opportunities Fund	Six Months Ended January 31, 2009 (Unaudited)

Investment Income:
Interest	$7,169,952
Dividends	21,652
Securities lending income	76,205	$7,267,809

Expenses:
Management fees	$432,514
Distribution expenses – Class A	102,047
Distribution expenses – Class B	29,166
Distribution expenses – Class C	80,210
Distribution expenses – Class R	30,991
Dividend disbursing and transfer agent fees and expenses	182,179
Registration fees	27,661
Accounting and administration expenses	26,616
Reports and statements to shareholders	17,549
Audit and tax	11,493
Legal fees	8,253
Pricing fees	6,147
Trustees’ fees	4,777
Custodian fees	2,127
Insurance fees	2,103
Dues and services	1,182
Consulting fees	987
Taxes (other than taxes on income)	793
Trustees’ expenses	372	967,167
Less fees waived		(168,099)
Less waived distribution expenses – Class R		(5,165)
Less expense paid indirectly		(273)
Total operating expenses		793,630
Net Investment Income		6,474,179

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments		(16,080,631)
Swap contracts		(117,651)
Net realized loss		(16,198,282)
Net change in unrealized appreciation/depreciation of investments		(20,620,128)
Net Realized and Unrealized Loss on Investments		(36,818,410)

Net Decrease in Net Assets Resulting from Operations		$(30,344,231)

See accompanying notes

19

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,474,179	$12,115,595
Net realized loss on investments	(16,198,282)	(13,424,500)
Net change in unrealized
appreciation/depreciation of investments	(20,620,128)	(2,074,385)
Net decrease in net assets resulting from operations	(30,344,231)	(3,383,290)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,154,155)	(7,074,143)
Class B	(248,762)	(689,378)
Class C	(684,467)	(1,657,179)
Class R	(472,778)	(845,742)
Institutional Class	(1,601,445)	(2,332,091)
	(6,161,607)	(12,598,533)
Capital Share Transactions:
Proceeds from shares sold:
Class A	16,033,801	39,214,815
Class B	210,895	210,214
Class C	1,104,682	4,965,542
Class R	4,275,282	9,785,654
Institutional Class	21,694,277	28,075,829

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,257,908	4,840,992
Class B	134,356	340,378
Class C	381,941	1,041,295
Class R	467,506	813,755
Institutional Class	1,257,367	1,896,211
	47,818,015	91,184,685

20

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(21,522,734)	$(50,980,222)
Class B	(1,604,161)	(4,264,532)
Class C	(4,315,090)	(9,808,509)
Class R	(2,656,956)	(7,358,154)
Institutional Class	(12,810,710)	(16,092,095)
	(42,909,651)	(88,503,512)
Increase in net assets derived
from capital share transactions	4,908,364	2,681,173
Net Decrease in Net Assets	(31,597,474)	(13,300,650)

Net Assets:
Beginning of period	164,552,413	177,853,063
End of period (including undistributed net investment
income of $90,538 and $70,359, respectively)	$132,954,939	$164,552,413

See accompanying notes

21

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$3.880	$4.260	$4.260	$4.360	$4.210	$3.970

0.119	0.299	0.321	0.319	0.292	0.335
(0.880)	(0.368)	0.012	(0.090)	0.184	0.243
(0.761)	(0.069)	0.333	0.229	0.476	0.578

(0.149)	(0.311)	(0.333)	(0.329)	(0.326)	(0.338)
(0.149)	(0.311)	(0.333)	(0.329)	(0.326)	(0.338)

$2.970	$3.880	$4.260	$4.260	$4.360	$4.210

(19.67% )	(1.74% )	7.82%	5.49%	11.61%	14.97%

$64,491	$86,809	$102,420	$63,405	$82,988	$44,428
1.13%	1.13%	1.13%	1.13%	1.16%	1.13%

1.39%	1.31%	1.27%	1.29%	1.28%	1.38%
9.76%	7.28%	7.24%	7.42%	6.68%	8.05%

9.50%	7.10%	7.10%	7.26%	6.56%	7.80%
72%	143%	149%	151%	229%	644%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

24

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$3.880	$4.260	$4.260	$4.360	$4.210	$3.970

0.108	0.271	0.291	0.289	0.262	0.305
(0.880)	(0.368)	0.012	(0.090)	0.184	0.244
(0.772)	(0.097)	0.303	0.199	0.446	0.549

(0.138)	(0.283)	(0.303)	(0.299)	(0.296)	(0.309)
(0.138)	(0.283)	(0.303)	(0.299)	(0.296)	(0.309)

$2.970	$3.880	$4.260	$4.260	$4.360	$4.210

(19.95% )	(2.42% )	7.08%	4.75%	10.85%	14.19%

$4,872	$7,827	$12,446	$13,597	$16,661	$15,015
1.83%	1.83%	1.83%	1.83%	1.86%	1.83%

2.09%	2.01%	1.97%	1.99%	1.98%	2.08%
9.06%	6.58%	6.54%	6.72%	5.98%	7.35%

8.80%	6.40%	6.40%	6.56%	5.86%	7.10%
72%	143%	149%	151%	229%	644%

25

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$3.880	$4.260	$4.260	$4.360	$4.210	$3.970

0.108	0.270	0.290	0.289	0.262	0.305
(0.880)	(0.368)	0.012	(0.090)	0.184	0.243
(0.772)	(0.098)	0.302	0.199	0.446	0.548

(0.138)	(0.282)	(0.302)	(0.299)	(0.296)	(0.308)
(0.138)	(0.282)	(0.302)	(0.299)	(0.296)	(0.308)

$2.970	$3.880	$4.260	$4.260	$4.360	$4.210

(19.96% )	(2.44% )	7.07%	4.75%	10.84%	14.16%

$13,597	$21,146	$27,179	$16,285	$17,474	$8,824
1.83%	1.83%	1.83%	1.83%	1.86%	1.83%

2.09%	2.01%	1.97%	1.99%	1.98%	2.08%
9.06%	6.58%	6.54%	6.72%	5.98%	7.35%

8.80%	6.40%	6.40%	6.56%	5.86%	7.10%
72%	143%	149%	151%	229%	644%

27

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

28

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$3.890	$4.270	$4.270	$4.370	$4.210	$3.970

0.116	0.291	0.313	0.310	0.279	0.322
(0.880)	(0.368)	0.012	(0.090)	0.194	0.242
(0.764)	(0.077)	0.325	0.220	0.473	0.564

(0.146)	(0.303)	(0.325)	(0.320)	(0.313)	(0.324)
(0.146)	(0.303)	(0.325)	(0.320)	(0.313)	(0.324)

$2.980	$3.890	$4.270	$4.270	$4.370	$4.210

(19.69% )	(1.93% )	7.59%	5.27%	11.52%	14.55%

$10,548	$11,305	$9,251	$3,704	$2,030	$16
1.33%	1.33%	1.33%	1.33%	1.46%	1.43%

1.69%	1.61%	1.57%	1.59%	1.58%	1.68%
9.56%	7.08%	7.04%	7.22%	6.38%	7.75%

9.20%	6.80%	6.80%	6.96%	6.26%	7.50%
72%	143%	149%	151%	229%	644%

29

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

30

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$3.880	$4.260	$4.260	$4.360	$4.210	$3.970

0.124	0.312	0.335	0.332	0.306	0.347
(0.880)	(0.368)	0.012	(0.090)	0.184	0.244
(0.756)	(0.056)	0.347	0.242	0.490	0.591

(0.154)	(0.324)	(0.347)	(0.342)	(0.340)	(0.351)
(0.154)	(0.324)	(0.347)	(0.342)	(0.340)	(0.351)

$2.970	$3.880	$4.260	$4.260	$4.360	$4.210

(19.54% )	(1.45% )	8.15%	5.80%	11.96%	15.33%

$39,447	$37,465	$26,557	$13,837	$7,931	$1,066
0.83%	0.83%	0.83%	0.83%	0.86%	0.83%

1.09%	1.01%	0.97%	0.99%	0.98%	1.08%
10.06%	7.58%	7.54%	7.72%	6.98%	8.35%

9.80%	7.40%	7.40%	7.56%	6.86%	8.10%
72%	143%	149%	151%	229%	644%

31

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2009 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four Series: Delaware Corporate Bond Fund, Delaware Delchester® Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign

32

markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”)), do not exceed 0.83% of average daily net assets of the Fund through November 30, 2009. For purposes of this waiver and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursements applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2009, the Fund was charged $3,327 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

34

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through November 30, 2009 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At January 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$48,929
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	25,368
Distribution fee payable to DDLP	35,646
Other expenses payable to DMC and affiliates*	12,437

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2009, the Fund was charged $4,657 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2009, DDLP earned $3,842 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2009, DDLP received gross CDSC commissions of $520, $5,595 and $2,895 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2009, the Fund made purchases of $54,437,781 and sales of $46,227,353 of investment securities other than short-term investments.

At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments was $179,331,642. At January 31, 2009, net unrealized depreciation was $29,742,070, of which $1,364,503 related to unrealized appreciation of investments and $31,106,573 related to unrealized depreciation of investments.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$6,050,145
Level 2	143,341,192
Level 3	198,235
Total	$149,589,572

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$323,383
Net change in unrealized appreciation/depreciation	(28,612)
Net transfer in and/or out of Level 3	(96,536)
Balance as of 1/31/09	$198,235

Net change in unrealized appreciation/depreciation
from investments still held as of 1/31/09	$(78,875)

36

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2009 and the year ended July 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/09*	7/31/08
Ordinary income	$6,161,607	$12,598,533

*Tax information for the period ended January 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$194,291,025
Undistributed ordinary income	105,562
Post-October losses	(6,522,450)
Capital loss carryforwards	(5,407,330)
Realized loss 8/1/08-1/31/09	(19,754,775)
Other temporary differences	(15,024)
Unrealized depreciation of investments	(29,742,069)
Net assets	$132,954,939

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, and contingent payment debt instruments.

Post-October losses represent losses realized on investments transactions from November 1, 2008 through January 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts and market discount and premium on certain debt instruments. Results of operations

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

5. Components of Net Assets on a Tax Basis (continued)

and net assets were not affected by these reclassifications. For the six months ended January 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed net investment income	$(292,393)
Accumulated net realized loss	292,393

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2008 will expire as follows: $2,177,753 expires in 2010, $424,701 expires in 2014 and $2,804,876 expires in 2016.

For the six months ended January 31, 2009, the Fund had capital loss of $19,754,775, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
Shares Sold:
Class A	5,199,792	9,487,146
Class B	70,283	51,056
Class C	377,831	1,204,058
Class R	1,327,584	2,369,012
Institutional Class	7,304,158	6,885,822

Shares issued upon reinvestment of dividends and distributions:
Class A	719,336	1,179,179
Class B	42,583	82,934
Class C	120,714	253,193
Class R	150,410	198,142
Institutional Class	405,338	463,414
	15,718,029	22,173,956
Shares repurchased:
Class A	(6,571,017)	(12,331,578)
Class B	(489,540)	(1,037,937)
Class C	(1,368,370)	(2,384,602)
Class R	(840,990)	(1,826,857)
Institutional Class	(4,077,924)	(3,929,026)
	(13,347,841)	(21,510,000)
Net increase	2,370,188	663,956

38

For the six months ended January 31, 2009 and the year ended July 31, 2008, 102,288 Class B shares were converted to 102,288 Class A shares valued at $343,070 and 222,863 Class B shares were converted to 222,594 Class A shares valued at $908,633, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of January 31, 2009, or at any time during the period then ended.

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

8. Swap Contracts (continued)

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended January 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There were no swap contracts outstanding at January 31, 2009.

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9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of the securities on loan was $15,078,604, for which the Fund received collateral, comprised of non-cash collateral valued at $151,250, and cash collateral of $15,561,832. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

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Notes to financial statements
Delaware High-Yield Opportunities Fund

10. Credit and Market Risk

The Fund invest in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Proposed Fund Merger

On November 19, 2008, the Fund’s Board approved a proposal to merge the Delaware Delchester® Fund into the Delaware High Yield Opportunities Fund. A meeting of shareholders for Delaware Delchester Fund was held on March 12, 2009 and shareholders approved the merger. The merger is currently expected to take place on or about April 17, 2009.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

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About the organization

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees
Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

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Affiliated officers	Contact information
David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® INCOME FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2009